                        METROPOLITAN SERIES FUND, INC.

                                    CLASS A
                                    CLASS B
                                    CLASS E

 U.S. EQUITY PORTFOLIOS                 INTERNATIONAL EQUITY
                                        PORTFOLIO
 Davis Venture Value Portfolio
 Jennison Growth Portfolio              Morgan Stanley EAFE(R) Index Portfolio
 MetLife Stock Index Portfolio
 Harris Oakmark Focused Value Portfolio FIXED-INCOME PORTFOLIO
 MetLife Mid Cap Stock Index Portfolio
 Russell 2000(R) Index Portfolio        Lehman Brothers(R) Aggregate Bond Index
                                          Portfolio

This prospectus is designed to help you decide whether to invest in the Fund and which Portfolios best match your investment objectives. The prospectus is divided into three Sections:

    I  A brief overview of the structure of the Fund and the Portfolios.

    II Information about each Portfolio, including investment objectives, investment strategies and risks.

   III Other information about the Fund, including information on purchases and redemptions, portfolio valuation, securities pricing and financial highlights.

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                  MAY 1, 2004

                               TABLE OF CONTENTS

Section I--Overview of Metropolitan Series Fund, Inc.......................  3
Section II--Information about each Portfolio...............................  6
Section III--Other Information about the Fund.............................. 54
Financial Highlights....................................................... 58

                       INFORMATION ABOUT EACH PORTFOLIO
                       --------------------------------
Davis Venture Value Portfolio..............................................  8
Jennison Growth Portfolio.................................................. 14
MetLife Stock Index Portfolio.............................................. 19
Harris Oakmark Focused Value Portfolio..................................... 24
MetLife Mid Cap Stock Index Portfolio...................................... 31
Russell 2000 Index Portfolio............................................... 36
Morgan Stanley EAFE Index Portfolio........................................ 42
Lehman Brothers Aggregate Bond Index Portfolio............................. 48

SECTION I--OVERVIEW OF METROPOLITAN SERIES FUND, INC.

ORGANIZATION

The Fund is a mutual fund, consisting of thirty-three separate investment portfolios (the "Portfolios"), which offers Class A, Class B and Class E shares. Eight of these Portfolios are offered through this prospectus. MetLife Advisers, LLC ("MetLife Advisers") is the investment adviser to all the Portfolios. MetLife Advisers has contracted with subadvisers to make the day-to-day investment decisions for the Portfolios. MetLife Advisers is responsible for overseeing these subadvisers and for making recommendations to the Board of Directors of the Fund relating to hiring and replacing subadvisers.

Each Portfolio other than the Harris Oakmark Focused Value Portfolio is a "diversified" fund. As a "non-diversified" fund, the Harris Oakmark Focused Value Portfolio may hold fewer securities than the other Portfolios. If the stocks held by the Harris Oakmark Focused Value Portfolio perform poorly, the Portfolio could incur greater losses than if it had invested in a greater number of stocks.

INVESTORS

Fund shares are offered only to SEPARATE ACCOUNTS (the "Separate Accounts") established by Metropolitan Life Insurance Company ("Metropolitan Life"), New England Life Insurance Company, MetLife Investors USA Insurance Company, General American Life Insurance Company or other insurance companies affiliated with any of these insurance companies (the "Insurance Companies") and to certain eligible qualified retirement plans ("Qualified Plans"). The Fund serves as an investment vehicle for variable life insurance, variable annuity and group annuity products of these insurance companies or under Qualified Plans. The general public may not directly purchase Fund shares. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Fund may pay.

TYPES OF INVESTMENTS

Each Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed-income.

  Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Generally, common and preferred stocks represent ownership interests in a corporation, which may be referred to as the "issuer" of the stock. Stocks often pay a DIVIDEND. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.




A SEPARATE ACCOUNT is a pool of assets set aside by an insurance company to fund payments under a specified group of insurance policies or contracts.


A DIVIDEND is a payment made by a company to a shareholder that typically is based on the company's performance. A dividend may be paid as cash or additional securities.

Investment advisers often characterize stocks as "growth stocks" or "value stocks." Generally, an investment adviser considers a stock to be a growth stock if it expects the company's earnings to grow more rapidly than earnings of other companies. An investment adviser using a "growth" style of investing will be more likely than an adviser using a "value" style to buy a stock which is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock's price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the subadviser's view of the value of the stock.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Stock markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance, or "total return," of the Portfolios that invest in stocks and other equity securities will fluctuate within a wide range, so an investor may lose money over short or even long periods.

  Fixed-income Securities

Fixed-income securities, including bonds, notes, and U.S. and other government securities, represent an obligation of a company or other issuer to repay money that it has borrowed. Generally, the issuer agrees to pay the investor interest in return for the use of the money until the MATURITY DATE, as set forth in the terms of the security. The rate of interest may be fixed or variable.

The value of fixed-income securities (and of the shares of a Portfolio invested in fixed-income securities) will generally rise when interest rates fall and drop when interest rates increase. A bond with a longer remaining maturity or DURATION will tend to lose or gain more value in response to interest rate changes than a shorter-term bond. The same is true of a Portfolio's average maturity or duration. While presenting more risk of loss, longer-term bonds tend to pay higher rates of interest or "yields." Falling interest rates will cause the yield of a portfolio of bonds to decrease over time.


The MATURITY DATE is the date on which a fixed-income security "matures." This is the date on which the borrower must pay back the borrowed amount, which is known as the principal.

DURATION is an estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the Portfolio's duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by about 5%.

  Foreign Securities

Some mutual funds invest primarily, or in part, in foreign equity or fixed-income securities. Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a Portfolio's diversification, foreign securities tend to be more volatile than U.S. securities for reasons such as political, social or economic uncertainties or less regulation of foreign issuers. These risks are heightened for securities of issuers in developing, emerging market countries. Movements in prices in foreign securities markets may not correlate with prices in the U.S. stock market.

                 SECTION II--INFORMATION ABOUT EACH PORTFOLIO

This Section discusses the principal investment strategies and risks of investing in each Portfolio. However, each Portfolio may invest in securities and engage in certain investment practices not discussed below. For more information about these securities, strategies and related risks, please see the Fund's Statement of Additional Information (the "SAI"). Please call the toll-free number listed on the back cover of the Prospectus to receive a free copy of the SAI.

INVESTMENT OBJECTIVES

The investment objective of each Portfolio may be changed without shareholder approval. There is no assurance that a Portfolio will achieve its investment objective.

TEMPORARY DEFENSIVE POSITIONS

Each Portfolio intends normally to remain fully invested in its respective type of investments. However, for temporary purposes to meet redemptions or for defensive purposes in response to market conditions, each Portfolio, other than the Lehman Brothers Aggregate Bond Index Portfolio, MetLife Stock Index Portfolio, MetLife Mid Cap Stock Index Portfolio, Morgan Stanley EAFE Index Portfolio and Russell 2000 Index Portfolio (collectively, the "Index Portfolios") reserves the right to hold some or a substantial portion of its assets in cash or fixed-income investments. The types of securities in which a Portfolio may invest for temporary or defensive purposes include U.S. Government securities, investment grade fixed-income securities, money market instruments and REPURCHASE AGREEMENTS. There is no assurance that any Portfolio will employ a defensive strategy or as to how long a Portfolio may do so. Although a defensive strategy may help insulate a Portfolio from a downturn in securities markets, it could prevent the Portfolio from capturing the gains it would otherwise achieve if the Portfolio did not employ a defensive strategy. The use of a defensive strategy may prevent a Portfolio from achieving its investment objective.

PORTFOLIO TURNOVER

Except for the Index Portfolios, each Portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. As a result, the Portfolio may experience high portfolio turnover. High portfolio turnover results in higher brokerage and other transaction costs.

INVESTMENT PERCENTAGE REQUIREMENTS AND CAPITALIZATION

Several of the Portfolios have adopted policies that set minimum or maximum percentages of their assets to be allocated to certain types of investments or to certain ranges of market capitalization. Unless otherwise indicated, these percentage requirements and capitalization ranges apply at the time an investment is made. A change in the value of an investment after it is acquired does not create a violation of these policies or ranges.


REPURCHASE AGREEMENTS are agreements under which a Portfolio purchases one or more securities from another party, usually a bank or a brokerage firm, with the understanding that the counterparty will buy the securities back from the Portfolio at a later date. Repurchase agreements allow a Portfolio to earn a return on available cash at relatively low credit risk.

SECURITIES LENDING

Each Portfolio may lend a portion of its securities to brokers, dealers and other financial institutions. As collateral for the loan, the Portfolio receives an amount that is at all times equal to at least 100% of the current market value of the loaned securities. The Portfolio invests the collateral in short-term high investment grade securities, or in a fund that invests in such securities. Loans will be terminable at any time. As with any extension of credit, securities lending exposes a Portfolio to risks including delay in recovery and loss of rights in the collateral if the borrower fails financially.

                         DAVIS VENTURE VALUE PORTFOLIO

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Davis Selected Advisers, L.P. ("Davis Selected"), subadviser to the Portfolio, invests, under normal circumstances, the majority of the Portfolio's assets primarily in equity securities of companies with market capitalizations of at least $10 billion. Davis Selected searches for companies that it believes are of high quality and whose stocks are selling at attractive prices with the intention of holding them for the long term. Davis Selected believes that managing risk is the key to delivering superior long-term investment results; therefore, it considers how much could potentially be lost on an investment before considering how much might be gained. The Portfolio may also invest in foreign securities, including American Depositary Receipts ("ADRs").

  Stock Selection

Over the years, Davis Selected has developed a list of characteristics that it believes allow companies to expand earnings over the long term and minimize risk to enhance their potential for superior long-term returns. While few companies possess all of these characteristics at any given time, Davis Selected searches for companies that demonstrate a majority or an appropriate mix of these characteristics:

   . Proven track record.

   . Significant personal ownership in business.

   . Intelligent allocation of capital.

   . Smart application of technology to improve business and lower costs.

   . Strong balance sheet.

   . Low cost structure and low debt.

   . High after-tax returns on capital.

   . High quality of earnings.

   . Non-obsolescent products and services.

   . Dominant or growing market share in a growing market.

   . Global presence and brand names.

Davis Selected emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Selected routinely visits managers at their places of business in order to gain insight into the relative value of different businesses.

                                                  DAVIS VENTURE VALUE PORTFOLIO



PRINCIPAL INVESTMENT RISKS

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

   . A general decline in the U.S. or foreign stock markets.

   . Poor performance of individual stocks held by the Portfolio, of large capitalization stocks, or of value stocks in general.

   . Potentially rapid price changes (volatility) of equity securities.

   . The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk.

DAVIS VENTURE VALUE PORTFOLIO


INVESTMENT PERFORMANCE RECORD

The bar chart below shows the annual total return for the Class A shares of the Portfolio for each full calendar year since the Portfolio began operations. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio's returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

                    [CHART]

 1995    1996    1997    1998    1999   2000   2001    2002    2003
------  ------  ------  ------  ------  ----  ------  ------  ------
 39.3%   25.8%   33.5%   14.4%   17.5%  9.5%  -11.1%  -16.4%   30.9%


During the period shown above, the highest quarterly return was 21.20% for the fourth quarter of 1998, and the lowest quarterly return was -14.47% for the third quarter of 1998. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31

                                                PAST      PAST    LIFE OF THE PORTFOLIO
                                              ONE YEAR FIVE YEARS  (OCTOBER 31, 1994)
                                              -------- ---------- ---------------------
Class A......................................  30.87%     4.59%          13.66%
Class B*.....................................  30.73%     4.34%          13.41%
Class E*.....................................  30.73%     4.44%          13.51%
S&P 500 Index................................  28.67%    -0.57%          11.69%

--------
* Performance information shown for any period beyond one year is the performance of the Class A shares adjusted to reflect the 0.25% and 0.15% 12b-1 fees of the Class B and Class E shares, respectively.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU INVEST IN THE PORTFOLIO. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                    CLASS A CLASS B CLASS E
                                                                    ------- ------- -------
Maximum Sales Charge Imposed on Purchases (as a percentage of
  offering price)..................................................   N/A     N/A     N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or
  redemption price, whichever is lower)............................   N/A     N/A     N/A

                                                  DAVIS VENTURE VALUE PORTFOLIO



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                        CLASS A CLASS B CLASS E
                                                        ------- ------- -------
Management Fees........................................  0.74%   0.74%   0.74%
Distribution and Service (12b-1) Fees..................  0.00%   0.25%   0.15%
Other Expenses.........................................  0.05%   0.05%   0.05%
                                                         -----   -----   -----
Total Annual Portfolio Operating Expenses..............  0.79%   1.04%   0.94%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
                                      -------- ----------- ---------- ---------
Class A..............................   $ 81      $252        $439     $  978
Class B..............................   $106      $331        $574     $1,271
Class E..............................   $ 96      $300        $520     $1,155

MORE ABOUT INVESTMENT STRATEGIES AND RISKS

  Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Investment Style Risk. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock. Value stocks may not perform as well as growth stocks or as the stock market in general.

Market Capitalization. The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks.

DAVIS VENTURE VALUE PORTFOLIO



  Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries' laws may harm the performance and liquidity of the Portfolio's investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk. News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk. As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer's home country. Davis Selected may use certain techniques, such as FORWARD CONTRACTS or FUTURES CONTRACTS, to manage these risks. However, Davis Selected cannot assure that these techniques will be effective.



A FORWARD CONTRACT is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A FUTURES CONTRACT is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of DERIVATIVE.

A DERIVATIVE is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security.

                                                  DAVIS VENTURE VALUE PORTFOLIO



PORTFOLIO MANAGEMENT

As of December 31, 2003, Davis Selected, together with its affiliated institutional asset management companies, managed approximately $46.1 billion in assets. Davis Selected's address is 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. Davis Selected may delegate to Davis Selected Advisers-NY, Inc. any of its responsibilities related to the Portfolio. Davis Selected Advisers-NY, Inc. is a wholly-owned subsidiary of Davis Selected and is located at 609 Fifth Avenue, New York, New York 10017.

Christopher C. Davis and Kenneth C. Feinberg are the co-portfolio managers of the Portfolio. Christopher Davis has been the portfolio manager for the Portfolio and other equity funds managed by Davis Selected since February 1997. Christopher Davis was co-portfolio manager of the Portfolio with Shelby M.C. Davis from October 1995 until February 1997. Prior to co-managing the Portfolio, Christopher Davis worked as Shelby Davis' assistant portfolio manager and research analyst. Mr. Feinberg has co-managed other equity funds for Davis Selected since May 1998 and became co-portfolio manager of the Portfolio in April 1999. Mr. Feinberg was a research analyst at Davis Selected from December 1994 until May 1998, and before that he was an Assistant Vice President of Investor Relations for Continental Corp.

As Senior Research Adviser, Shelby Davis provides investment themes and strategies to, and helps select individual stocks for, the Portfolio.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.75% for the first $1 billion of the Portfolio's average daily net assets and 0.70% for amounts over $1 billion. For the year ended December 31, 2003, the Portfolio paid MetLife Advisers an investment advisory fee of 0.74% of the Portfolio's average daily net assets.

                           JENNISON GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Jennison Associates LLC ("Jennison"), subadviser to the Portfolio, will normally invest at least 65% of the Portfolio's assets in equity and equity-related securities of U.S. companies that exceed $1 billion in market capitalization and that Jennison believes have strong capital appreciation potential. These companies are generally considered to be in the medium-to-large capitalization range. The Portfolio may invest in common stocks, preferred stocks, convertible stocks, and equity interests in partnerships, joint ventures and other noncorporate entities. The Portfolio may also invest in warrants and similar rights that can be exercised for equity securities. The Portfolio may invest up to 20% of its assets in money market instruments, U.S. government securities and derivatives. The Portfolio may invest up to 20% of its total assets in foreign securities. The 20% limitation on foreign securities does not include American Depositary Receipts ("ADRs") and other similar securities trading on U.S. exchanges or markets. The Portfolio may have exposure to foreign currencies through its investment in foreign securities.

  Stock Selection

Jennison follows a highly disciplined investment selection and management process of identifying companies that show superior absolute and relative earnings growth and also are attractively valued. Earnings predictability and confidence in earnings forecasts are important parts of the selection process. Securities in which the Portfolio invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them, so the Portfolio is not likely to receive significant dividend income on its portfolio securities.

The Portfolio invests in medium-to-large companies experiencing some or all of the following: above-average revenue and earnings per share growth, strong market position, improving profitability and distinctive attributes such as unique marketing ability, strong research and development and productive new product flow, and financial strength. Such companies generally trade at high prices relative to their current earnings. The Portfolio will consider selling or reducing a stock position when, in the opinion of Jennison, the stock has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movement.

                                                      JENNISON GROWTH PORTFOLIO



PRINCIPAL INVESTMENT RISKS

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

   . A general decline in U.S. or foreign stock markets.

   . Poor performance of individual stocks held by the Portfolio, or of growth stocks in general.

   . Potentially rapid price changes (volatility) of equity securities.

   . The risks associated with investment in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk.

INVESTMENT PERFORMANCE RECORD

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for each full calendar year since the Portfolio began operations. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

                                    [CHART]

                                      2003
                                     -----
                                     30.1%

During the period shown above, the highest quarterly return was 13.65% for the second quarter of 2003, and the lowest quarterly return was -1.56% for the first quarter of 2003. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31

                                           LIFE OF THE PORTFOLIO
                             PAST ONE YEAR     (MAY 1, 2002)
               -             ------------- ---------------------
               Class A......    30.07%             0.18%
               Class B......    29.70%            -0.07%
               Class E*.....       N/A               N/A
               S&P 500 Index    28.67%             3.80%

--------
*  No Class E shares of this Portfolio were outstanding as of December 31, 2003.

JENNISON GROWTH PORTFOLIO



FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU INVEST IN THE PORTFOLIO. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                               CLASS A CLASS B CLASS E
                                               ------- ------- -------
          Maximum Sales Charge Imposed on
            Purchases (as a percentage of
            offering price)...................   N/A     N/A     N/A
          Maximum Deferred Sales Charge
            (as a percentage of purchase price
            or redemption price, whichever is
            lower)............................   N/A     N/A     N/A

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                              CLASS CLASS CLASS
                                                                A     B     E
                                                              ----- ----- -----
 Management Fees............................................. 0.67% 0.67% 0.67%
 Distribution and Service (12b-1) Fees....................... 0.00% 0.25% 0.15%
 Other Expenses(1)........................................... 0.06% 0.06% 0.06%
                                                              ----- ----- -----
 Total Annual Portfolio Operating Expenses(1)................ 0.73% 0.98% 0.88%

--------
(1) The Portfolio directed certain portfolio trades to brokers who paid a portion of the Portfolio's expenses. The expense information for the Portfolio does not reflect this reduction in expenses. If this reduction was shown, the Portfolio's Total Annual Operating Expenses would have been 0.70% for Class A shares, 0.95% for Class B shares and 0.85% for Class E shares.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
                                       -------- ----------- ---------- ---------
Class A...............................   $ 75      $233        $406     $  906
Class B...............................   $100      $312        $542     $1,201
Class E...............................   $ 90      $281        $488     $1,084

                                                      JENNISON GROWTH PORTFOLIO


MORE ABOUT INVESTMENT STRATEGIES AND RISKS

  Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Investment Style Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Market Capitalization. The stocks of large capitalization companies do not always have as much growth potential as smaller or medium capitalization stocks. The stocks of medium capitalization companies involve potentially greater risks and higher volatility than those of larger companies. Medium capitalization stocks do not always have as much growth potential as smaller capitalization stocks.

  Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries' laws may harm the performance and liquidity of the Portfolio's investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk. News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk. As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer's home country. Jennison may use certain techniques, such as FORWARD CONTRACTS or FUTURES CONTRACTS, to manage these risks. However, Jennison cannot assure that these techniques will be effective.

  Forward Contracts and Futures Contracts

The Portfolio may seek to avoid the risk of an unfavorable shift in currency rates by entering into forward contracts or buying or



A FORWARD CONTRACT is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A FUTURES CONTRACT is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of DERIVATIVE.

A DERIVATIVE is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security.

JENNISON GROWTH PORTFOLIO


selling futures contracts or options on futures contracts. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates.

Convertible Securities. The Portfolio may invest in convertible securities, which are fixed-income securities or preferred stocks that may later convert to underlying common stocks or other equity securities. Prior to conversion, convertible securities have the same general characteristics as other fixed-income securities, and the price of a convertible security will normally fluctuate in response to interest rates and other factors bearing on the price of fixed-income securities when the price of the underlying equity security is less than the conversion price ("out of the money"). When the price of the underlying equity security is greater than the conversion price ("in the money"), the value of the convertible security will normally tend to fluctuate to a greater extent in conjunction with the price of the underlying security.

Warrants. The Portfolio may invest in warrants. Warrants are rights to purchase common stocks at specific prices valid for a specific period of time. A warrant's price will normally fluctuate in the same direction as the prices of its underlying securities but may have substantially more volatility. Warrant holders receive no dividends and have no voting rights with respect to the underlying security.

PORTFOLIO MANAGEMENT

As of December 31, 2003, Jennison had approximately $58.8 billion in assets under management for institutional, mutual fund and managed account clients. Jennison's address is 466 Lexington Avenue, New York, New York 10017.

Spiros "Sig" Segalas, Kathleen McCarragher and Michael Del Balso are the portfolio managers of the Portfolio. Mr. Segalas is a founding member, a Director, President and the Chief Investment Officer of Jennison. He has been in the investment business for over 43 years. Kathleen McCarragher is a Director and Executive Vice President of Jennison. She is also Jennison's Head of Growth Equity. Ms. McCarragher has been in the investment business since 1982. Prior to joining Jennison in 1998, Ms. McCarragher spent six years with Weiss, Peck & Greer L.L.C., where she was a managing director and the Director of Large Cap Growth Equities. Michael Del Balso is a Director and Executive Vice President of Jennison. He is also Jennison's Director of Research for Growth Equity. Mr. Del Balso has been in the investment business since 1968. He joined Jennison in 1972 after four years with White, Weld & Company, where he was a Vice President.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.70% for the first $200 million of the Portfolio's average daily net assets, 0.65% for the next $300 million, 0.60% for the next $1.5 billion and 0.55% for amounts over $2 billion. For the year ended December 31, 2003, the Portfolio paid MetLife Advisers an investment advisory fee of 0.67% of the Portfolio's average daily net assets.

                         METLIFE STOCK INDEX PORTFOLIO

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). Although the Portfolio tries to mirror the performance of the S&P 500 Index, its performance will not exactly match the index because the Portfolio incurs operating expenses. The S&P 500 Index is an unmanaged group of common stocks, and therefore does not have these expenses.

PRINCIPAL INVESTMENT STRATEGIES

The S&P 500 Index consists of 500 common stocks, most of which are listed on the New York Stock Exchange. Metropolitan Life Insurance Company ("Metropolitan Life"), subadviser to the Portfolio, manages the Portfolio by purchasing the common stocks of all the companies in the S&P 500 Index. The stocks included in the S&P 500 Index are issued by companies among those whose outstanding stock have the largest aggregate market value, although stocks that are not among the 500 largest are included in the S&P 500 Index for diversification purposes.

Metropolitan Life, under normal circumstances, invests at least 80% of the Portfolio's net assets in stocks included in a particular stock index. You will receive 60 days' prior notice if this 80% minimum is going to change.

  Principal Index Investing Strategies

In addition to securities of the type contained in the S&P 500 Index, the Portfolio also expects to invest in exchange traded funds and futures contracts based on the S&P 500 Index and/or related options to simulate full investment in the index while retaining liquidity, to facilitate trading, to reduce transaction costs or to seek higher return when these derivatives are priced more attractively than the underlying security. Also, since the Portfolio attempts to keep transaction costs low, the portfolio manager generally will rebalance the Portfolio if it deviates from the S&P 500 Index by a certain percentage, depending on the company, industry, and country, as applicable. Metropolitan Life monitors the tracking performance of the Portfolio, before Portfolio operating expenses are deducted, through examination of the "correlation coefficient." A perfect correlation would produce a coefficient of
1.00. Metropolitan Life will attempt to maintain a target correlation coefficient of at least .95 for the Portfolio. The portfolio manager also may rebalance the Portfolio due to cash flows into and out of the Portfolio.

PRINCIPAL INVESTMENT RISKS

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

  .  A general decline in the U.S. stock market.

  .  Poor performance of large capitalization stocks in general.

  .  Potentially rapid price changes (volatility) of equity securities.

METLIFE STOCK INDEX PORTFOLIO


INVESTMENT PERFORMANCE RECORD

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for the last ten full calendar years. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio's returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

                                     [CHART]

1994  1995   1996   1997   1998   1999   2000    2001    2002    2003
----  -----  -----  -----  -----  -----  -----  ------  ------  ------
1.2%  36.9%  22.7%  32.2%  28.2%  20.8%  -9.3%  -12.1%  -22.3%   28.2%


During the period shown above, the highest quarterly return was 21.28% for the fourth quarter of 1998, and the lowest quarterly return was -17.37% for the third quarter of 2002. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31

                               PAST ONE YEAR PAST FIVE YEARS PAST TEN YEARS
                               ------------- --------------- --------------
Class A.......................    28.20%         -0.85%          10.68%
Class B*......................    27.87%         -1.10%          10.43%
Class E*......................    27.98%         -1.00%          10.53%
S&P 500 Index.................    28.67%         -0.57%          11.06%

--------
* Performance information shown for any period beyond one year is the performance of the Class A shares adjusted to reflect the 0.25% and 0.15% 12b-1 fees of the Class B and Class E shares, respectively.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU INVEST IN THE PORTFOLIO. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                   CLASS A CLASS B CLASS E
                                                   ------- ------- -------
Maximum Sales Charge Imposed on Purchases (as a
  percentage of offering price)...................   N/A     N/A     N/A
Maximum Deferred Sales Charge (as a percentage of
  purchase price or redemption price, whichever
  is lower).......................................   N/A     N/A     N/A

                                                  METLIFE STOCK INDEX PORTFOLIO



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                        CLASS A CLASS B CLASS E
                                                        ------- ------- -------
Management Fees........................................  0.25%   0.25%   0.25%
Distribution and Service (12b-1) Fees..................  0.00%   0.25%   0.15%
Other Expenses.........................................  0.06%   0.06%   0.06%
                                                         -----   -----   -----
Total Annual Portfolio Operating Expenses..............  0.31%   0.56%   0.46%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
                                      -------- ----------- ---------- ---------
Class A..............................   $32       $100        $174      $393
Class B..............................   $57       $179        $313      $701
Class E..............................   $47       $148        $258      $579

METLIFE STOCK INDEX PORTFOLIO


MORE ABOUT INVESTMENT STRATEGIES AND RISKS

  Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Market Capitalization. The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization companies.

Index Investing. Unlike actively managed portfolios, portfolios that attempt to match the return of an index generally will not use any defensive strategies. An investor, therefore, will bear the market risk of adverse market conditions with respect to the market segment that the index seeks to match. In addition, transaction costs, other Portfolio or Fund expenses, brief delays that occur until the Portfolio can invest cash it receives and other tracking errors may result in the Portfolio's return being lower than the return of the index.

  Futures Contracts

The Portfolio may purchase FUTURES CONTRACTS (or OPTIONS on futures contracts) to maintain exposure to the index. If the price of a futures contract changes in unexpected ways compared to the price of the index, the Portfolio could lose more money than if it had invested directly in the underlying securities. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, the Portfolio might not be able to close out futures transactions without incurring substantial losses.

Exchange Traded Funds. The Portfolio may invest in exchange traded funds ("ETFs"). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of individual securities it holds, the value of the Portfolio's investments in the ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the ETF's fees and expenses.

PORTFOLIO MANAGEMENT

Metropolitan Life is a wholly-owned subsidiary of MetLife, Inc., a publicly-owned Delaware corporation. In addition, Metropolitan Life is the Fund's principal underwriter and distributor. Metropolitan Life also manages its own investment assets and those of certain




A FUTURES CONTRACT is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of DERIVATIVE.

A DERIVATIVE is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. OPTIONS are another type of derivative.

An OPTION is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

                                                  METLIFE STOCK INDEX PORTFOLIO


affiliated companies and other entities. Metropolitan Life is a life insurance company which sells insurance policies and annuity contracts. As of December 31, 2003, Metropolitan Life managed approximately $5.8 billion in assets for the Fund. Metropolitan Life is located at 1 Madison Avenue, New York, New York 10010.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.25% of the Portfolio's average daily net assets. For the year ended December 31, 2003, the Portfolio paid MetLife Advisers an investment advisory fee at the same rate.

                    HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Harris Associates L.P. ("Harris"), subadviser to the Portfolio, invests the Portfolio's assets, under normal circumstances, primarily in common stocks of U.S. companies. The Portfolio is a "non-diversified fund," which means that it may hold at any one time securities of fewer issuers compared to a "diversified fund." The Portfolio could own as few as 12 securities, but generally will have 25 to 30 securities in its portfolio. Harris will normally invest at least 65% of the Portfolio's total assets in equity securities of companies with public stock market capitalizations within the range of the market capitalization of companies considered to be midcap stocks by Morningstar, Inc. As of December 31, 2003, this capitalization range was $1.5 billion to $8.6 billion. This capitalization range will change over time due to changes in the value of U.S. stocks. Harris may invest up to 25% of the Portfolio's total assets in fixed-income securities, including INVESTMENT GRADE securities and HIGH YIELD DEBT.

Harris uses a value investment style in selecting equity securities for the Portfolio. Harris believes that, over time, a company's stock price converges with its true business value. By "true business value," Harris means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris believes that by investing in equity securities priced significantly below what Harris believes is the true business value presents the best opportunity to achieve the Portfolio's investment objective.

Harris' value strategy also emphasizes investing for the long-term, which means that the Portfolio will generally own the stock of companies in which it invests for at least two to three years, although Harris may use short-term trading strategies as well.

  Stock Selection

Harris uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values.

In assessing such companies, Harris looks for the following characteristics, although not all of the companies selected will have these attributes:

   . Free cash flows and intelligent investment of excess cash.

   . Earnings that are growing and reasonably predictable.

   . High level of manager ownership.




INVESTMENT GRADE: Moody's and Standard & Poor's are rating agencies that assign a "credit rating" to fixed-income securities and issuers based on the agency's evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody's or Standard & Poor's (or any other nationally recognized agency) are considered "investment grade." In this Prospectus, unrated securities that, in the subadviser's judgment, are of similar quality to other securities rated investment grade are also referred to as "investment grade."

Fixed-income securities that are below investment grade quality are referred to as HIGH YIELD DEBT (commonly known as "junk bonds"). High yield debt is typically riskier than investment grade securities.

                                         HARRIS OAKMARK FOCUSED VALUE PORTFOLIO



Harris focuses on individual companies in making its investment decisions rather than on specific economic factors or specific industries. In order to select those companies that meet the criteria described above, Harris uses in-house research to analyze each company. As part of this selection process, its analysts typically visit companies and talk to various industry sources.

The chief consideration in the selection of stocks is the size of the discount of a company's stock price compared to Harris' view of the company's true business value. Once Harris determines that a stock is selling at a significant discount (typically 60%) to Harris' view of its estimated worth, and the company has certain of the additional qualities mentioned above, Harris generally will consider buying that stock. Harris usually sells when the company's stock price approaches 90% of Harris' view of its estimated worth. This process allows Harris to set specific "buy" and "sell" targets for each stock held by the Portfolio. Harris also monitors the Portfolio's holdings, and, if warranted, adjusts a stock's price target to reflect changes in a company's characteristics.

PRINCIPAL INVESTMENT RISKS

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

   . A general decline in the U.S. stock markets or fixed-income securities markets.

   . Poor performance of individual stocks held by the Portfolio, of midcap stocks, or of value stocks in general.

   . Potentially rapid price changes (volatility) of equity securities.

   . Poor performance of fixed-income securities held by the Portfolio, which may be due to interest rate risk or credit risk.

   . The risks associated with a "non-diversified" fund. If the stocks in which the Portfolio invests perform poorly, the Portfolio could incur greater losses than if it had invested in a larger number of stocks.

HARRIS OAKMARK FOCUSED VALUE PORTFOLIO


INVESTMENT PERFORMANCE RECORD

The bar chart below shows the annual total return for the Class A shares of the Portfolio for the last ten full calendar years. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio's returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower. On May 1, 2000, Harris succeeded Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co., as subadviser to the Portfolio. On May 1, 1998, GSAM succeeded Loomis, Sayles & Company, L.P. ("Loomis Sayles") as subadviser to the Portfolio. The performance information set forth below relates to the life of the Portfolio and, therefore, reflects the management of GSAM, Loomis Sayles and Harris.
                                    [CHART]

1994   1995   1996   1997   1998   1999   2000   2001   2002    2003
-----  -----  -----  -----  -----  -----  -----  -----  -----  ------
-0.3%  30.4%  17.6%  17.4%  -5.5%  0.3%   20.5%  27.8%  -8.8%   32.7%


During the period shown above, the highest quarterly return was 20.42% for the second quarter of 1999, and the lowest quarterly return was -19.83% for the third quarter of 1998. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31

                                 PAST      PAST
                               ONE YEAR FIVE YEARS TEN YEARS
                               -------- ---------- ---------
Class A.......................  32.66%    13.30%    12.21%
Class B*......................  32.33%    13.05%    11.96%
Class E*......................  32.45%    13.15%    12.06%
Russell Midcap Index..........  40.06%     7.23%    12.18%

--------
* Performance information shown for any period beyond one year is the performance of the Class A shares adjusted to reflect the 0.25% and 0.15% 12b-1 fees of the Class B and Class E shares, respectively.

                                         HARRIS OAKMARK FOCUSED VALUE PORTFOLIO



FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU INVEST IN THE PORTFOLIO. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                    CLASS A CLASS B CLASS E
                                                                    ------- ------- -------
Maximum Sales Charge Imposed on Purchases (as a percentage of
  offering price)..................................................   N/A     N/A     N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or
  redemption price, whichever is lower)............................   N/A     N/A     N/A

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                         CLASS A CLASS B CLASS E
                                                         ------- ------- -------
Management Fees.........................................  0.75%   0.75%   0.75%
Distribution and Service (12b-1) Fees...................  0.00%   0.25%   0.15%
Other Expenses (1)......................................  0.05%   0.05%   0.05%
                                                          -----   -----   -----
Total Annual Portfolio Operating Expenses (1)...........  0.80%   1.05%   0.95%

--------
(1) The Portfolio directed certain portfolio trades to brokers who paid a portion of the Portfolio's expenses. The expense information for the Portfolio does not reflect this reduction in expenses. If this reduction was shown, the Portfolio's Total Annual Operating Expenses would have been 0.78% for Class A shares, 1.03% for Class B shares and 0.93% for Class E shares.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
                                       -------- ----------- ---------- ---------
Class A...............................   $ 82      $255        $444     $  990
Class B...............................   $107      $334        $579     $1,283
Class E...............................   $ 97      $303        $525     $1,166

HARRIS OAKMARK FOCUSED VALUE PORTFOLIO




MORE ABOUT INVESTMENT STRATEGIES AND RISKS

  Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Investment Style Risk. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock. Value stocks may not perform as well as growth stocks or as the stock market in general.

Market Capitalization. The stocks of midcap companies involve potentially greater risks and higher volatility than those of larger companies. Midcap stocks do not always have as much growth potential as smaller capitalization stocks.

Non-Diversification. Investing in a limited number of stocks may increase the volatility of the Portfolio's investment performance as compared to funds that invest in a larger number of stocks. Therefore, poor performance by a single security will generally have a more adverse impact on the return of a non-diversified portfolio than on a more broadly diversified portfolio.

  Fixed-income Securities

Fixed-income securities involve both CREDIT RISK and MARKET RISK, which includes INTEREST RATE RISK. Some fixed-income securities also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a PREMIUM when it bought the security, the holder may receive less from the issuer than it paid for the security.

  High Yield Debt

High yield debt has a higher credit risk and market risk than investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development, distribution or competition in their markets or a high degree of LEVERAGE. High yield debt has higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield debt may be difficult to value, and if other investors believe that a certain issuer's securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.


CREDIT RISK is the risk that the security's issuer will not pay the interest, dividends or principal that it has promised to pay.

MARKET RISK is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

INTEREST RATE RISK reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security's principal to compensate the seller for the value of the higher interest rate. This additional payment is a PREMIUM.

LEVERAGE in this context is a measure of how much a company has borrowed in relation to its shareholders' equity.

                                         HARRIS OAKMARK FOCUSED VALUE PORTFOLIO



PORTFOLIO MANAGEMENT

Harris also serves as investment adviser to individuals, trusts, retirement plans, endowments and foundations, and manages numerous private partnerships. Together with a predecessor, Harris has advised and managed mutual funds since 1970. As of December 31, 2003, Harris manages approximately $46.2 billion in assets. Harris' address is Two North LaSalle Street, Chicago, Illinois 60602-3790.

William C. Nygren, CFA, Henry Berghoef, CFA and Floyd J. Bellman, CFA are co-portfolio managers of the Portfolio. Mr. Nygren is the portfolio manager for other mutual funds managed by Harris. He joined Harris in 1983, and has been a partner and portfolio manager. From 1990 to 1998, Mr. Nygren was the Director of Research at Harris. Mr. Berghoef has been a senior analyst at Harris since 1994. He was an analyst at Kirr, Marbach & Co. from 1990 to 1993 and an analyst at Geico Corporation from 1985 to 1990. Mr. Bellman joined Harris in 1995 and has over 20 years of investment experience. Prior to joining Harris, he was a Vice President and Senior Portfolio Manager at Harris Trust and Savings Bank.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.75% for the first $1 billion of the Portfolio's average daily net assets and 0.70% for amounts over $1 billion. For the year ended December 31, 2003, the Portfolio paid MetLife Advisers an investment advisory fee of 0.75% of the Portfolio's average daily net assets.

HARRIS OAKMARK FOCUSED VALUE PORTFOLIO



PAST PERFORMANCE OF A SIMILARLY MANAGED FUND

The total returns shown below are based on performance data furnished by Harris for Class I shares of The Oakmark Select Fund, a mutual fund which has the same investment objective as that of the Portfolio and which has been managed using investment policies and strategies substantially similar, though not necessarily identical, to those of the Portfolio. The Oakmark Select Fund is managed by William C. Nygren, and the Portfolio is managed by William C. Nygren, Henry Berghoef and Floyd J. Bellman. The following information does not represent the Portfolio's performance and should not be considered a prediction of future performance of the Portfolio. The Portfolio's performance may be higher or lower than the performance of The Oakmark Select Fund shown below. The exclusion of any other class of The Oakmark Select Fund and of other accounts managed by Harris with substantially similar investment policies does not render the performance shown below misleading. THE PERFORMANCE OF THE OAKMARK SELECT FUND SHOWN BELOW DOES NOT REFLECT ANY OF THE ADDITIONAL FEES CHARGED BY SEPARATE ACCOUNTS, VARIABLE INSURANCE CONTRACTS OR QUALIFIED PLANS FOR WHICH THE PORTFOLIO SERVES AS AN INVESTMENT VEHICLE. THESE CHARGES HAVE THE EFFECT OF LOWERING THE PERFORMANCE OF A VARIABLE INSURANCE PRODUCT.

                                       THE OAKMARK SELECT    RUSSELL
                                         FUND--CLASS I    MIDCAP INDEX/1/
                                       ------------------ --------------
       Total Return for the Year Ended
         December 31, 2003............       29.00%           40.06%
       Average Annual Total Return
         For the Past Five Years Ended
         December 31, 2003............       15.44%            7.23%
       Average Annual Total Return
         From Inception of The
         Oakmark Select Fund
         (November 1, 1996) to
         December 31, 2003............       22.24%           11.02%

/1/ The Russell Midcap Index is an unmanaged index of the 800 smallest companies in the Russell 1000 Index. The Russell 1000 Index represents the largest 1000 U.S. companies.

                     METLIFE MID CAP STOCK INDEX PORTFOLIO

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is to equal the performance of the Standard & Poor's MidCap 400 Composite Stock Price Index ("S&P MidCap 400 Index"). Although the Portfolio tries to mirror the performance of the S&P MidCap 400 Index, its performance will not exactly match the index because the Portfolio incurs operating expenses. The S&P MidCap 400 Index is an unmanaged group of common stocks, and therefore does not have these expenses.

PRINCIPAL INVESTMENT STRATEGIES

The S&P MidCap 400 Index consists of the common stock of approximately 400 mid capitalization companies. As of December 31, 2003, the median stock market capitalization of companies in the S&P MidCap 400 Index was $2.1 billion. Metropolitan Life Insurance Company ("Metropolitan Life"), the subadviser to the Portfolio, manages the Portfolio by purchasing the common stock of all the companies in the S&P MidCap 400 Index.

Metropolitan Life, under normal circumstances, invests at least 80% of the Portfolio's net assets in stocks included in a particular mid capitalization stock index. You will receive 60 days' prior notice if this 80% minimum is going to change.

  Principal Index Investing Strategies

In addition to securities of the type contained in the S&P MidCap 400 Index, the Portfolio also expects to invest in exchange traded funds and futures contracts based on the S&P MidCap 400 Index and/or related options to simulate full investment in the index while retaining liquidity, to facilitate trading, to reduce transaction costs or to seek higher return when these derivatives are priced more attractively than the underlying security. Also, since the Portfolio attempts to keep transaction costs low, the portfolio manager generally will rebalance the Portfolio if it deviates from the S&P MidCap 400 Index by a certain percentage, depending on the company, industry, and country, as applicable. Metropolitan Life monitors the tracking performance of the Portfolio, before Portfolio operating expenses are deducted, through examination of the "correlation coefficient." A perfect correlation would produce a coefficient of 1.00. Metropolitan Life will attempt to maintain a target correlation coefficient of at least .95 for the Portfolio. The portfolio manager also may rebalance the Portfolio due to cash flows into and out of the Portfolio.

PRINCIPAL INVESTMENT RISKS

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

  .  A general decline in the U.S. stock market.

  .  Poor performance of mid cap stocks in general.

  .  Potentially rapid price changes (volatility) of equity securities.

METLIFE MID CAP STOCK INDEX PORTFOLIO


INVESTMENT PERFORMANCE RECORD

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for each full calendar year since the Portfolio began operations. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio's returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

                                    [CHART]


 2001    2002    2003
-----   ------  ------
-1.2%   -14.9%   35.0%



During the period shown above, the highest quarterly return was 17.80% for the fourth quarter of 2001, and the lowest quarterly return was -16.62% for the third quarter of 2001. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31

                                               PAST   LIFE OF THE PORTFOLIO
                                             ONE YEAR    (JULY 1, 2000)
                                             -------- ---------------------
Class A.....................................  34.96%          5.66%
Class B*....................................  34.55%          5.41%
Class E*....................................  34.77%          5.51%
S&P MidCap 400 Index........................  35.59%          5.79%

--------
* Performance information shown for any period beyond one year is the performance of the Class A shares adjusted to reflect the 0.25% and 0.15% 12b-1 fees of the Class B and Class E shares, respectively.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU INVEST IN THE PORTFOLIO. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                    CLASS A CLASS B CLASS E
                                                                    ------- ------- -------
Maximum Sales Charge Imposed on Purchases (as a percentage of
  offering price)..................................................   N/A     N/A     N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or
  redemption price, whichever is lower)............................   N/A     N/A     N/A

                                          METLIFE MID CAP STOCK INDEX PORTFOLIO



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                         CLASS A CLASS B CLASS E
                                                         ------- ------- -------
Management Fees.........................................  0.25%   0.25%   0.25%
Distribution and Service (12b-1) Fees...................  0.00%   0.25%   0.15%
Other Expenses..........................................  0.15%   0.15%   0.15%
                                                          -----   -----   -----
Total Annual Portfolio Operating Expenses...............  0.40%   0.65%   0.55%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
                                       -------- ----------- ---------- ---------
Class A...............................   $41       $128        $224      $505
Class B...............................   $66       $208        $362      $810
Class E...............................   $56       $176        $307      $689

METLIFE MID CAP STOCK INDEX PORTFOLIO


MORE ABOUT INVESTMENT STRATEGIES AND RISKS

  Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Market Capitalization. The stocks of midcap companies involve potentially greater risks and higher volatility than those of larger companies. Midcap stocks do not always have as much growth potential as smaller capitalization stocks.

Index Investing. Unlike actively managed portfolios, portfolios that attempt to match the return of an index generally will not use any defensive strategies. An investor, therefore, will bear the market risk of adverse market conditions with respect to the market segment that the index seeks to match. In addition, transaction costs, other Portfolio or Fund expenses, brief delays that occur until the Portfolio can invest cash it receives and other tracking errors may result in the Portfolio's return being lower than the return of the index.

  Futures Contracts

The Portfolio may purchase FUTURES CONTRACTS (or OPTIONS on futures contracts) to maintain exposure to the index. If the price of a futures contract changes in unexpected ways compared to the price of the index, the Portfolio could lose more money than if it had invested directly in the underlying securities. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, the Portfolio might not be able to close out futures transactions without incurring substantial losses.

Exchange Traded Funds. The Portfolio may invest in exchange traded funds ("ETFs"). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of individual securities it holds, the value of the Portfolio's investments in the ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the ETF's fees and expenses.

PORTFOLIO MANAGEMENT

Metropolitan Life is a wholly-owned subsidiary of MetLife, Inc., a publicly-owned Delaware corporation. In addition, Metropolitan Life is the Fund's principal underwriter and distributor. Metropolitan




A FUTURES CONTRACT is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of DERIVATIVE.

A DERIVATIVE is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. OPTIONS are another type of derivative.

An OPTION is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

                                          METLIFE MID CAP STOCK INDEX PORTFOLIO


Life also manages its own investment assets and those of certain affiliated companies and other entities. Metropolitan Life is a life insurance company which sells insurance policies and annuity contracts. As of December 31, 2003, Metropolitan Life managed approximately $5.8 billion in assets for the Fund. Metropolitan Life is located at 1 Madison Avenue, New York, New York 10010.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.25% of the Portfolio's average daily net assets. For the year ended December 31, 2003, the Portfolio paid MetLife Advisers an investment advisory fee at the same rate.

                         RUSSELL 2000 INDEX PORTFOLIO

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is to equal the return of the Russell 2000 Index. Although the Portfolio tries to mirror the performance of the Russell 2000 Index, its performance will not exactly match the index because the Portfolio incurs operating expenses. The Russell 2000 Index is an unmanaged group of common stocks, and therefore does not have these expenses.

PRINCIPAL INVESTMENT STRATEGIES

The Russell 2000 Index is composed of approximately 2000 small capitalization companies. As of June 30, 2003, the average stock market capitalization of companies in the Russell 2000 Index was approximately $443.5 million. Metropolitan Life Insurance Company ("Metropolitan Life"), the subadviser to the Portfolio, invests the Portfolio's assets in a statistically selected sample of the 2000 stocks included in the Russell 2000 Index. The stocks purchased for the Portfolio are chosen by Metropolitan Life to, as a group, reflect the composite performance of the Russell 2000 Index.

Metropolitan Life, under normal circumstances, invests at least 80% of the Portfolio's net assets in stocks included in the Russell 2000 Index. You will receive 60 days' prior notice if this 80% minimum is going to change.

  Principal Index Investing Strategies

In addition to securities of the type contained in the Russell 2000 Index, the Portfolio also expects to invest in exchange traded funds and futures contracts based on the Russell 2000 Index and/or related options to simulate full investment in the index while retaining liquidity, to facilitate trading, to reduce transaction costs or to seek higher return when these derivatives are priced more attractively than the underlying security. Also, since the Portfolio attempts to keep transaction costs low, the portfolio manager generally will rebalance the Portfolio if it deviates from the Russell 2000 Index by a certain percentage, depending on the company, industry, and country, as applicable. Metropolitan Life monitors the tracking performance of the Portfolio, before Portfolio operating expenses are deducted, through examination of the "correlation coefficient." A perfect correlation would produce a coefficient of 1.00. Metropolitan Life will attempt to maintain a target correlation coefficient of at least .95 for the Portfolio. The portfolio manager also may rebalance the Portfolio due to cash flows into and out of the Portfolio.

                                                   RUSSELL 2000 INDEX PORTFOLIO



PRINCIPAL INVESTMENT RISKS

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

  .  A general decline in the U.S. stock market.

  .  Potentially rapid price changes (volatility) of equity securities.

  . Poor performance of small capitalization issuers relative to the performance of issuers with large capitalizations. Small capitalization companies may involve greater risks due to greater price volatility and less available public information.

RUSSELL 2000 INDEX PORTFOLIO


INVESTMENT PERFORMANCE RECORD

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for each full calendar year since the Portfolio began operations. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio's returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

             [CHART]

1999   2000   2001   2002    2003
-----  -----  ----  ------  ------
22.7%  -3.8%  0.9%  -20.5%   46.1%


During the period shown above, the highest quarterly return was 23.01% for the second quarter of 2003, and the lowest quarterly return was -21.44% for the third quarter of 2002. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31

                                                PAST      PAST    LIFE OF THE PORTFOLIO
                                              ONE YEAR FIVE YEARS  (NOVEMBER 1, 1998)
                                              -------- ---------- ---------------------
Class A......................................  46.07%    6.70%            7.59%
Class B*.....................................  45.71%    6.45%            7.34%
Class E*.....................................  46.00%    6.55%            7.44%
Russell 2000 Index...........................  47.25%    7.13%            8.02%

--------
* Performance information shown for any period beyond one year is the performance of the Class A shares adjusted to reflect the 0.25% and 0.15% 12b-1 fees of the Class B and Class E shares, respectively.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU INVEST IN THE PORTFOLIO. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                   CLASS A CLASS B CLASS E
                                                   ------- ------- -------
Maximum Sales Charge Imposed on Purchases (as a
  percentage of offering price)...................   N/A     N/A     N/A

Maximum Deferred Sales Charge (as a percentage of
  purchase price or redemption price, whichever
  is lower).......................................   N/A     N/A     N/A

                                                   RUSSELL 2000 INDEX PORTFOLIO



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                        CLASS A CLASS B CLASS E
                                                        ------- ------- -------
Management Fees........................................  0.25%   0.25%   0.25%
Distribution and Service (12b-1) Fees..................  0.00%   0.25%   0.15%
Other Expenses.........................................  0.22%   0.22%   0.22%
                                                         -----   -----   -----
Total Annual Portfolio Operating Expenses..............  0.47%   0.72%   0.62%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
                                    -------- ----------- ---------- ---------
Class A............................   $48       $151        $263      $591
Class B............................   $74       $230        $401      $894
Class E............................   $63       $199        $346      $774

RUSSELL 2000 INDEX PORTFOLIO


MORE ABOUT INVESTMENT STRATEGIES AND RISKS

  Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Market Capitalization. The stocks of small capitalization companies may underperform the broad equity markets and may be more volatile than other stocks because they have limited marketability. Small capitalization companies may have limited product lines, markets, financial resources or management experience. There is typically less publicly available information about small capitalization companies.

Index Investing. Unlike actively managed portfolios, portfolios that attempt to match the return of an index generally will not use any defensive strategies. An investor, therefore, will bear the market risk of adverse market conditions with respect to the market segment that the index seeks to match. In addition, transaction costs, other Portfolio or Fund expenses, brief delays that occur until the Portfolio can invest cash it receives and other tracking errors may result in the Portfolio's return being lower than the return of the index.
  Futures Contracts

The Portfolio may purchase FUTURES CONTRACTS (or OPTIONS on futures contracts) to maintain exposure to the index. If the price of a futures contract changes in unexpected ways compared to the price of the index, the Portfolio could lose more money than if it had invested directly in the underlying securities. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, the Portfolio might not be able to close out futures transactions without incurring substantial losses.

Exchange Traded Funds. The Portfolio may invest in exchange traded funds ("ETFs"). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of individual securities it holds, the value of the Portfolio's investments in the ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the ETF's fees and expenses.

PORTFOLIO MANAGEMENT

Metropolitan Life is a wholly-owned subsidiary of MetLife, Inc., a publicly-owned Delaware corporation. In addition, Metropolitan Life


A FUTURES CONTRACT is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of DERIVATIVE.

A DERIVATIVE is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. OPTIONS are another type of derivative.

An OPTION is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

                                                   RUSSELL 2000 INDEX PORTFOLIO


is the Fund's principal underwriter and distributor. Metropolitan Life also manages its own investment assets and those of certain affiliated companies and other entities. Metropolitan Life is a life insurance company which sells insurance policies and annuity contracts. As of December 31, 2003, Metropolitan Life managed approximately $5.8 billion in assets for the Fund. Metropolitan Life is located at 1 Madison Avenue, New York, New York 10010.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.25% of the Portfolio's average daily net assets. For the year ended December 31, 2003, the Portfolio paid MetLife Advisers an investment advisory fee at the same rate.

                      MORGAN STANLEY EAFE INDEX PORTFOLIO

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is to equal the performance of the MSCI EAFE Index. Although the Portfolio tries to mirror the performance of the MSCI EAFE Index, its performance will not exactly match the index because the Portfolio incurs operating expenses. The MSCI EAFE Index is an unmanaged group of common stocks, and therefore does not have these expenses.

PRINCIPAL INVESTMENT STRATEGIES

The MSCI EAFE Index (also known as the Morgan Stanley Capital International Europe Australasia Far East Index) is an index containing approximately 1100 equity securities of companies of varying capitalizations in developed countries outside the United States. As of December 31, 2003, countries included in the MSCI EAFE Index were Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Metropolitan Life Insurance Company ("Metropolitan Life"), the subadviser to the Portfolio, invests the Portfolio's assets in a statistically selected sample of the approximately 1100 stocks included in the MSCI EAFE Index. The stocks purchased for the Portfolio are chosen by Metropolitan Life to, as a group, reflect the composite performance of the MSCI EAFE Index.

Metropolitan Life, under normal circumstances, invests at least 80% of the Portfolio's net assets in stocks included in the MSCI EAFE Index. You will receive 60 days' prior notice if this 80% minimum is going to change.

  Principal Index Investing Strategies

In addition to securities of the type contained in the MSCI EAFE Index, the Portfolio also expects to invest in exchange traded funds and futures contracts based on the MSCI EAFE Index and/or related options to simulate full investment in the index while retaining liquidity, to facilitate trading, to reduce transaction costs or to seek higher return when these derivatives are priced more attractively than the underlying security. Also, since the Portfolio attempts to keep transaction costs low, the portfolio manager generally will rebalance the Portfolio if it deviates from the MSCI EAFE Index by a certain percentage, depending on the company, industry, and country, as applicable. Metropolitan Life monitors the tracking performance of the Portfolio, before Portfolio operating expenses are deducted, through examination of the "correlation coefficient." A perfect correlation would produce a coefficient of
1.00. Metropolitan Life will attempt to maintain a target correlation coefficient of at least .95 for the Portfolio. The portfolio manager also may rebalance the Portfolio due to cash flows into and out of the Portfolio.

                                            MORGAN STANLEY EAFE INDEX PORTFOLIO



PRINCIPAL INVESTMENT RISKS

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

  .  A general decline in foreign stock markets.

  .  Potentially rapid price changes (volatility) of equity securities.

  . The risks associated with investments in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk.

MORGAN STANLEY EAFE INDEX PORTFOLIO


INVESTMENT PERFORMANCE RECORD

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for each full calendar year since the Portfolio began operations. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio's returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower. Performance results include the effects of expense reduction arrangements.

               [CHART]

1999    2000    2001    2002   2003
-----  ------  ------  ------  -----
24.9%  -14.5%  -21.7%  -16.6%  37.6%


During the period shown above, the highest quarterly return was 18.93% for the second quarter of 2003, and the lowest quarterly return was -19.79% for the third quarter of 2002. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31

                                                     PAST      PAST    LIFE OF THE PORTFOLIO
                                                   ONE YEAR FIVE YEARS  (NOVEMBER 1, 1998)
                                                   -------- ---------- ---------------------
Class A...........................................  37.64%    -0.83%           0.70%
Class B*..........................................  37.20%    -1.08%           0.45%
Class E*..........................................  37.31%    -0.98%           0.55%
MSCI EAFE Index...................................  38.58%    -0.05%           1.20%

--------
* Performance information shown for any period beyond one year is the performance of the Class A shares adjusted to reflect the 0.25% and 0.15% 12b-1 fees of the Class B and Class E shares, respectively.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU INVEST IN THE PORTFOLIO. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                        CLASS A CLASS B CLASS E
                                                        ------- ------- -------
Maximum Sales Charge Imposed on Purchases (as a
  percentage of offering price)........................   N/A     N/A     N/A

Maximum Deferred Sales Charge (as a percentage of
  purchase price or redemption price, whichever is
  lower)...............................................   N/A     N/A     N/A

                                            MORGAN STANLEY EAFE INDEX PORTFOLIO



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                        CLASS A CLASS B CLASS E
                                                        ------- ------- -------
Management Fees........................................  0.30%   0.30%   0.30%
Distribution and Service (12b-1) Fees..................  0.00%   0.25%   0.15%
Other Expenses.........................................  0.41%   0.41%   0.41%
                                                         -----   -----   -----
Total Annual Portfolio Operating Expenses..............  0.71%   0.96%   0.86%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
                                    -------- ----------- ---------- ---------
Class A............................   $73       $227        $395     $  883
Class B............................   $98       $306        $531     $1,178
Class E............................   $88       $274        $477     $1,061

MORGAN STANLEY EAFE INDEX PORTFOLIO


MORE ABOUT INVESTMENT STRATEGIES AND RISKS

  Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

  Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries' laws may harm the performance and liquidity of the Portfolio's investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments, and rules on foreign transactions may cause delays in the settlement of transactions or in the notification of income. The Portfolio may have more limited recourse than it would if investing in the United States.

Regional and National Risk. News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk. As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer's home country.

  Futures Contracts

The Portfolio may purchase FUTURES CONTRACTS (or OPTIONS on futures contracts) to maintain exposure to the index. If the price of a futures contract changes in unexpected ways compared to the price of the index, the Portfolio could lose more money than if it had invested directly in the underlying securities. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market


A FUTURES CONTRACT is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of DERIVATIVE.

A DERIVATIVE is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. OPTIONS are another type of derivative.

An OPTION is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

                                            MORGAN STANLEY EAFE INDEX PORTFOLIO


conditions. If this happens, the Portfolio might not be able to close out futures transactions without incurring substantial losses.

Index Investing. Unlike actively managed portfolios, portfolios that attempt to match the return of an index generally will not use any defensive strategies. An investor, therefore, will bear the market risk of adverse market conditions with respect to the market segment that the index seeks to match. In addition, transaction costs, other Portfolio or Fund expenses, brief delays that occur until the Portfolio can invest cash it receives and other tracking errors may result in the Portfolio's return being lower than the return of the index.

Exchange Traded Funds. The Portfolio may invest in exchange traded funds ("ETFs"). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of individual securities it holds, the value of the Portfolio's investments in the ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the ETF's fees and expenses.

PORTFOLIO MANAGEMENT

Metropolitan Life is a wholly-owned subsidiary of MetLife, Inc., a publicly-owned Delaware corporation. In addition, Metropolitan Life is the Fund's principal underwriter and distributor. Metropolitan Life also manages its own investment assets and those of certain affiliated companies and other entities. Metropolitan Life is a life insurance company which sells insurance policies and annuity contracts. As of December 31, 2003, Metropolitan Life managed approximately $5.8 billion in assets for the Fund. Metropolitan Life is located at 1 Madison Avenue, New York, New York 10010.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.30% of the Portfolio's average daily net assets. For the year ended December 31, 2003, the Portfolio paid MetLife Advisers an investment advisory fee at the same rate.

                LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is to equal the performance of the Lehman Brothers Aggregate Bond Index. Although the Portfolio tries to mirror the performance of the Lehman Brothers Aggregate Bond Index, its performance will not exactly match the index because the Portfolio incurs operating expenses. The Lehman Brothers Aggregate Bond Index is an unmanaged group of fixed-income securities, and therefore does not have these expenses.

PRINCIPAL INVESTMENT STRATEGIES

The Lehman Brothers Aggregate Bond Index (the "Index") is comprised of the Lehman Brothers Government/Credit Index, the Lehman Brothers Mortgage-Backed Securities Index, the Lehman Brothers Asset-Backed Securities Index and the Lehman Brothers Commercial Mortgage-Backed Securities Index. The Portfolio may continue to hold debt securities that no longer are included in the Index, if, together with any money market instruments or cash, such holdings are no more than 20% of the Portfolio's net assets. The types of fixed-income securities included in the Index are debt obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. GOVERNMENT SECURITIES"), debt obligations issued or guaranteed by U.S. corporations, debt obligations issued or guaranteed by foreign companies, sovereign governments, municipalities, governmental agencies or international agencies, ASSET-BACKED SECURITIES and mortgage-backed securities. Metropolitan Life Insurance Company ("Metropolitan Life"), subadviser to the Portfolio, will invest in a sampling of the bonds included in the Index. The bonds purchased for the Portfolio are chosen by Metropolitan Life to, as a group, reflect the composite performance of the Index.

Metropolitan Life, under normal circumstances, invests at least 80% of the Portfolio's net assets in debt securities included in the Index. You will receive 60 days' prior notice if this 80% minimum is going to change.

  Principal Index Investing Strategies

In addition to securities of the type contained in the Index, the Portfolio also expects to invest in exchange traded funds and futures contracts based on the Lehman Brothers Aggregate Bond Index and/or related options to simulate full investment in the Index while retaining liquidity, to facilitate trading, to reduce transaction costs or to seek higher return when these derivatives are priced more attractively than the underlying security. Also, since the Portfolio attempts to keep transaction costs low, the portfolio manager generally will rebalance the Portfolio if it deviates from the Index by a certain percentage, depending on the company, industry, and country, as applicable. Metropolitan Life monitors the tracking performance of the Portfolio, before Portfolio operating expenses are


Certain U.S. GOVERNMENT SECURITIES, such as U.S. Treasury bonds and GNMA mortgage-backed bonds, are backed by the full faith and credit of the U.S. Treasury. Other U.S. Government Securities, such as FNMA and FHLMC mortgage-backed bonds, are backed by the credit of a federal agency or government-sponsored entity, and not by the full faith and credit of the U.S. Treasury.

ASSET-BACKED SECURITIES are bonds and notes backed by certain assets, such as anticipated car loan or credit card payments.

                                 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO


deducted, through examination of the "correlation coefficient." A perfect correlation would produce a coefficient of 1.00. Metropolitan Life will attempt to maintain a target correlation coefficient of at least .95 for the Portfolio. The portfolio manager also may rebalance the Portfolio due to cash flows into and out of the Portfolio.

PRINCIPAL INVESTMENT RISKS

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

  .  A general decline in fixed-income security markets.

  . Poor performance of fixed-income securities held by the Portfolio, which may be due to interest rate, credit or market risk. Credit risk is higher for fixed-income securities that are not backed by the full faith and credit of the U.S. Government.

  . The risks associated with investments in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk.

LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO



INVESTMENT PERFORMANCE RECORD

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for each full calendar year since the Portfolio began operations. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio's returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

          [CHART]


1999   2000   2001  2002    2003
-----  -----  ----  -----  ------
-1.4%  11.4%  7.4%  10.2%   3.6%


During the period shown above, the highest quarterly return was 4.76% for the third quarter of 2002, and the lowest quarterly return was -1.18% for the second quarter of 1999. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31

                                                     PAST      PAST    LIFE OF THE PORTFOLIO
                                                   ONE YEAR FIVE YEARS  (NOVEMBER 1, 1998)
                                                   -------- ---------- ---------------------
Class A...........................................  3.63%     6.16%            6.24%
Class B*..........................................  3.38%     5.91%            5.99%
Class E*..........................................  3.48%     6.01%            6.09%
Lehman Brothers Aggregate Bond Index..............  4.10%     6.62%            6.83%

--------
* Performance information shown for any period beyond one year is the performance of the Class A shares adjusted to reflect the 0.25% and 0.15% 12b-1 fees of the Class B and Class E shares, respectively.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU INVEST IN THE PORTFOLIO. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                        CLASS A CLASS B CLASS E
                                                        ------- ------- -------
Maximum Sales Charge Imposed on Purchases (as a
  percentage of offering price)........................   N/A     N/A     N/A

Maximum Deferred Sales Charge (as a percentage of
  purchase price or redemption price, whichever is
  lower)...............................................   N/A     N/A     N/A

                                 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                        CLASS A CLASS B CLASS E
                                                        ------- ------- -------
Management Fees........................................  0.25%   0.25%   0.25%
Distribution and Service (12b-1) Fees..................  0.00%   0.25%   0.15%
Other Expenses.........................................  0.09%   0.09%   0.09%
                                                         -----   -----   -----
Total Annual Portfolio Operating Expenses..............  0.34%   0.59%   0.49%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
                                    -------- ----------- ---------- ---------
Class A............................   $35       $109        $191      $431
Class B............................   $60       $189        $329      $738
Class E............................   $50       $157        $274      $616

LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO


MORE ABOUT INVESTMENT STRATEGIES AND RISKS

  Fixed-income Securities

Fixed-income securities involve both CREDIT RISK and MARKET RISK, which includes INTEREST RATE RISK. Some fixed-income securities also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a PREMIUM when it bought the security, the holder may receive less from the issuer than it paid for the security.

Zero (or Step) Coupons. The Portfolio may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at a discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Portfolio and the Portfolio is required to distribute to shareholders an amount equal to the amount reported. Those distributions may force the Portfolio to liquidate portfolio securities at a disadvantageous time. These securities involve special credit and duration risks, as their value could decline substantially by the time interest is actually paid, which may be at any time from a few days to a number of years.

Index Investing. Unlike actively managed portfolios, portfolios that attempt to match the return of an index generally will not use any defensive strategies. An investor, therefore, will bear the market risk of adverse market conditions with respect to the market segment that the index seeks to match. In addition, transaction costs, other Portfolio or Fund expenses, brief delays that occur until the Portfolio can invest cash it receives and other tracking errors may result in the Portfolio's return being lower than the return of the index.

  Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries' laws may harm the performance and liquidity of the Portfolio's investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk. News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.


CREDIT RISK is the risk that the security's issuer will not pay the interest, dividends or principal that it has promised to pay.

MARKET RISK is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

INTEREST RATE RISK reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security's principal to compensate the seller for the value of the higher interest rate. This additional payment is a PREMIUM.

                                 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO



Currency Risk. As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer's home country.

Asset-backed Securities. The Portfolio may invest in asset-backed securities, which represent interests in pools of debt (including interests in pools of debt other than mortgage notes), such as credit card accounts. The principal risks of asset-backed securities are that payments may be made more slowly, and rates of default may be higher, than expected on the underlying obligations. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.


  Futures Contracts

The Portfolio may purchase FUTURES CONTRACTS (or OPTIONS on futures contracts) to maintain exposure to the index. If the price of a futures contract changes in unexpected ways compared to the price of the index, the Portfolio could lose more money than if it had invested directly in the underlying securities. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, the Portfolio might not be able to close out futures transactions without incurring substantial losses.

Exchange Traded Funds. The Portfolio may invest in exchange traded funds ("ETFs"). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of individual securities it holds, the value of the Portfolio's investments in the ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the ETF's fees and expenses.

PORTFOLIO MANAGEMENT

Metropolitan Life is a wholly-owned subsidiary of MetLife, Inc., a publicly-owned Delaware corporation. In addition, Metropolitan Life is the Fund's principal underwriter and distributor. Metropolitan Life also manages its own investment assets and those of certain affiliated companies and other entities. Metropolitan Life is a life insurance company which sells insurance policies and annuity contracts. As of December 31, 2003, Metropolitan Life managed approximately $5.8 billion in assets for the Fund. Metropolitan Life is located at 1 Madison Avenue, New York, New York 10010.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.25% of the Portfolio's average daily net assets. For the year ended December 31, 2003, the Portfolio paid MetLife Advisers an investment advisory fee at the same rate.


A FUTURES CONTRACT is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of DERIVATIVE.

A DERIVATIVE is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. OPTIONS are another type of derivative.

An OPTION is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

                 SECTION III--OTHER INFORMATION ABOUT THE FUND

INVESTMENT ADVISORY SERVICES

MetLife Advisers serves as the investment adviser of the Fund. MetLife Advisers is located at 501 Boylston Street, Boston, Massachusetts 02116. Each Portfolio pays MetLife Advisers an investment advisory fee. MetLife Advisers has contracted with subadvisers to make the day-to-day investment decisions for each Portfolio and MetLife Advisers pays each subadviser's fees. MetLife Advisers is responsible for overseeing the subadvisers and for hiring and replacing subadvisers, subject to approval by the Board of Directors of the Fund. MetLife Advisers also provides a full range of administrative and accounting services to the Fund. A wholly-owned subsidiary of Metropolitan Life owns all of the voting securities of MetLife Advisers.

ADVISER/SUBADVISER RELATIONSHIP

MetLife Advisers has received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers to enter into new subadvisory agreements with either a current or a new subadviser that is not an affiliate of the Fund or MetLife Advisers, without obtaining shareholder approval. The Fund's Board of Directors must approve any new subadvisory agreements under this order, and the Fund must comply with certain other conditions.

The exemptive order also permits MetLife Advisers to continue to employ an existing subadviser, or to amend an existing subadvisory agreement, without shareholder approval after events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Board of Directors. The Fund will notify shareholders of any subadviser changes as required by the order.

Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same subadvisers. These Portfolios are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolios, different fees and different sizes.

  Regulatory Matters and Litigation

Many of the Fund's service providers have been the subject of regulatory inquiries and investigations relating to a variety of practices affecting the mutual fund industry, including market timing and late trading. A number of these service providers have been the subject of regulatory and enforcement proceedings relating to these practices, and certain service providers have agreed to pay substantial financial penalties and remedies. In addition to these regulatory proceedings, certain of the Fund's service providers are also the subject of lawsuits relating to these practices. It is possible that these service providers will be subject to further regulatory proceedings and named as defendants in additional lawsuits. In the future, regulatory actions and lawsuits may be initiated against other service providers of the Fund relating to market-timing and/or late-trading practices. These regulatory proceedings and lawsuits against the Fund's subadvisers do not involve the Fund or trading in Fund shares. For additional information about these matters, please see the discussion under "Advisory Arrangements" in the SAI.

PURCHASE AND REDEMPTION OF SHARES

Shares are sold and redeemed at a price equal to their net asset value without any sales charge. The Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund has adopted distribution and services plans under Rule 12b-1 of the Investment Company Act of 1940 for the Fund's Class B shares and Class E shares. Under the distribution and services plans, the Class B shares and Class E shares of the Fund each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The distribution and services plans also authorize the Fund to reimburse the Fund's distributor for sales commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plans for each applicable class of a Portfolio's shares is calculated as a percentage of that Portfolio's average daily net assets that are attributable to that class. Currently, the fee is 0.25% per year for the Class B shares and 0.15% per year for the Class E shares. These fees will increase the cost of investing over time.

The Portfolios are available as investment options under a number of different variable insurance products, many of which do not limit the number of transfers among the available underlying funds. A large number of transfers could raise transaction costs for a Portfolio and could require the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

  Market Timing

The Portfolios are not intended for market timers. However, there is no assurance that the Portfolios will not be used for market timing strategies. If a Portfolio is used for market timing, shareholders could suffer adverse effects, including increased transaction costs, tracking error relative to the benchmark index of an Index Portfolio, interference with the efficient management of the Portfolio and dilution of investment returns. These effects may be greater for Portfolios that invest primarily in foreign securities because of time zone arbitrage. Time zone arbitrage is a market timing strategy that attempts to take advantage of time zone differences between the time closing prices are established on foreign markets and the time a Portfolio's net asset value is determined. The risks of market timing may also be greater for Portfolios that invest in other types of securities, such as small cap stocks and high yield bonds, which are often thinly traded.

SHARE VALUATION AND PRICING

  NET ASSET VALUE

Each Portfolio determines the net asset value of its shares as of the close of regular trading on each day that the NYSE is open. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company or the Qualified Plan. Because certain Portfolios hold securities that are traded on foreign exchanges (that trade on weekends or other days when such Portfolios do not price their shares), the value of such Portfolios' securities may change on days when a purchase or redemption of shares cannot be made. The net asset value per share for each Portfolio is calculated by dividing the Portfolio's net assets by its number of outstanding shares.

  Securities Valuation

Any fixed-income securities with remaining maturities of 60 days or less held by any other Portfolio are valued at amortized cost. Other portfolio securities of each Portfolio normally are valued at market value. If no current market value quotation is readily available for a portfolio security, the Fund's Board of Directors is responsible for making a good faith determination of fair value, although the Board has delegated responsibility for day-to-day fair value calculations to MetLife Advisers or the subadvisers of the Portfolios. For example, in the case of foreign securities principally traded outside the U.S., events may occur after the closing of the foreign exchange on which the security trades but before a Portfolio's net asset value is determined. In this case, the Fund may fair value the securities under procedures adopted by the Board if it determines that the closing price of the foreign security may not reflect its current value.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Currently, each Portfolio pays as dividends substantially all net investment income (including any short-term capital gains). Each Portfolio also annually distributes all net realized capital gains, if any, after offsetting any capital loss carryovers. Each Portfolio may pay dividends from net investment income more or less often if the Fund's Board of Directors deems it appropriate and if such change would not cause such Portfolio to fail to qualify as a regulated investment company under the Internal Revenue Code.

Federal income tax law requires each Portfolio to distribute prior to calendar year-end virtually all of its ordinary income for such year. Also, each Portfolio must distribute virtually all of its capital gain net income realized but not previously distributed in the one-year period ending October 31 (or December 31, if the Portfolio so elects) of such year. Dividends and distributions of each Portfolio are automatically reinvested in additional shares of that Portfolio.

TAXES

Each Portfolio is a separate entity for federal income tax purposes and intends to qualify as a "regulated investment company" under the Internal Revenue Code. So long as a Portfolio distributes all of its net investment income and net capital gains to its shareholders, the Portfolio itself does not pay any federal income tax. Although each Portfolio intends to operate so that it will have no federal income tax liability on income and gains it distributes to the Separate Accounts or Qualified Plans, if any such liability is incurred, the investment performance of such Portfolio will be adversely affected. In addition, Portfolios investing in foreign securities and currencies may be subject to local withholding and other taxes at the source, including on dividend or interest payments. These taxes could reduce the investment performance of such Portfolio. In addition, a Portfolio's investment in foreign securities or foreign currencies may increase or accelerate such Portfolio's recognition of ordinary income and may affect the timing or amount of the Portfolio's distributions.

Generally, owners of variable annuity and variable life contracts, and Qualified Plans, are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts or Qualified Plans may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 591/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for contract holders to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Portfolio in which such accounts invest, must meet certain diversification requirements. Each Portfolio intends to comply with these requirements. If a Portfolio does not meet such requirements, income allocable to the variable annuity and variable life contracts, including accumulated investment earnings, would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable. For a description of the tax consequences for variable annuity and variable life contract owners, see the prospectus for those contracts.

A Portfolio's investments in certain debt obligations may cause the Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

INDEX INFORMATION

Morgan Stanley sponsors the MSCI EAFE Index, Lehman Brothers sponsors the Lehman Brothers Aggregate Bond Index, Standard & Poor's sponsors the Standard & Poor's 500 Composite Stock Price Index and the Standard & Poor's MidCap 400 Composite Stock Index, and Frank Russell Company sponsors the Russell 2000 Index (together referred to as "index sponsors"). The index sponsors have no responsibility for and do not participate in the management of Portfolio assets or sale of Portfolio shares. Each index and its associated trademarks and service marks are the exclusive property of the respective index sponsors. The Fund's Statement of Additional Information ("SAI") contains a more detailed description of the limited relationship the index sponsors have with Metropolitan Life and the Fund. "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", "S&P MidCap 400", "Standard & Poor's MidCap 400", and "500" are trademarks of Standard & Poor's and references thereto have been made with permission. The Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolios. For more detailed information, see the discussion under "Index Sponsors" in the SAI.

                             FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class (with shares outstanding as of December 31, 2003) of each Portfolio for the past 5 years (or the life of the Portfolio and class, for those Portfolios and classes that have not been in existence for 5 years). Certain information reflects financial results for a single share of the respective class and Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts, variable contracts or Qualified Plans that an investor in the Fund may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report for 2003, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                         DAVIS VENTURE VALUE PORTFOLIO

                                                                                     CLASS A
                                                                 -----------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                 -----------------------------------------------
                                                                   2003      2002      2001      2000     1999
                                                                 --------  --------  --------  -------- --------
Net Asset Value, Beginning of Period............................ $  19.39  $  23.39  $  29.20  $  26.67 $  23.15
                                                                 --------  --------  --------  -------- --------
Income From Investment Operations
Net investment income...........................................     0.21      0.17      0.12      0.16     0.12
Net realized and unrealized gain (loss) on investments..........     5.75     (3.98)    (3.07)     2.37     3.93
                                                                 --------  --------  --------  -------- --------
    Total from investment operations............................     5.96     (3.81)    (2.95)     2.53     4.05
                                                                 --------  --------  --------  -------- --------
Less Distributions
Distributions from net investment income........................    (0.08)    (0.19)    (0.15)     0.00    (0.12)
Distributions from net realized capital gains...................     0.00      0.00     (2.71)     0.00    (0.32)
Distributions in excess of net realized capital gains...........     0.00      0.00      0.00      0.00    (0.09)
                                                                 --------  --------  --------  -------- --------
  Total distributions...........................................    (0.08)    (0.19)    (2.86)     0.00    (0.53)
                                                                 --------  --------  --------  -------- --------
Net Asset Value, End of Period.................................. $  25.27  $  19.39  $  23.39  $  29.20 $  26.67
                                                                 ========  ========  ========  ======== ========
      Total Return (%)..........................................     30.9     (16.4)    (11.1)      9.5     17.5
Ratio of operating expenses to average net assets before expense
 reductions (%).................................................     0.79      0.80      0.83      0.79     0.81
Ratio of operating expenses to average net assets after expense
 reductions (%) (d).............................................     0.79      0.78      0.82      0.79       --
Ratio of net investment income to average net assets (%)........     0.95      0.79      0.55      0.62     0.55
Portfolio turnover rate (%).....................................       12        24        21        25       22
Net assets, end of period (000)................................. $844,547  $675,704  $878,630  $925,265 $655,599

                                                      CLASS B                         CLASS E
                                           -------------------------     ------------------------------
                                                                                          FEBRUARY 20,
                                                        JULY 30, 2002(A)                 2001(A) THROUGH
                                            YEAR ENDED      THROUGH       YEAR ENDED      DECEMBER 31,
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31, -----------------
                                               2003           2002           2003       2002       2001
                                           ------------ ---------------- ------------ --------  -------
Net Asset Value, Beginning of Period......    $19.33         $19.64        $  19.33   $  23.35  $ 25.29
                                              ------         ------        --------   --------  -------
Income From Investment Operations
Net investment income.....................      0.07           0.04            0.14       0.16     0.02
Net realized and unrealized gain (loss) on
 investments..............................      5.85          (0.35)           5.78      (4.01)   (1.96)
                                              ------         ------        --------   --------  -------
    Total from investment operations......      5.92          (0.31)           5.92      (3.85)   (1.94)
                                              ------         ------        --------   --------  -------
Less Distributions
Distributions from net investment income..     (0.07)          0.00           (0.07)     (0.17)    0.00
                                              ------         ------        --------   --------  -------
    Total distributions...................     (0.07)          0.00           (0.07)     (0.17)    0.00
                                              ------         ------        --------   --------  -------
Net Asset Value, End of Period............    $25.18         $19.33        $  25.18   $  19.33  $ 23.35
                                              ======         ======        ========   ========  =======
Total Return (%)..........................      30.7           (1.6)(b)        30.7      (16.6)    (7.7)(b)
Ratio of operating expenses to average net
 assets before expense reductions (%).....      1.04           1.05 (c)        0.94       0.95     0.98 (c)
Ratio of operating expenses to average net
 assets after expense reductions (%) (d)..      1.04           1.03 (c)        0.94       0.93     0.97 (c)
Ratio of net investment income to average
 net assets (%)...........................      0.73           0.52 (c)        0.81       0.64     0.47 (c)
Portfolio turnover rate (%)...............        12             24              12         24       21
Net assets, end of period (000)...........    $  547         $    1        $754,011   $223,228  $42,132

--------
(a) Commencement of operations.
(b) Periods less than one year are not computed on an annualized basis.
(c) Computed on an annualized basis.
(d) The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                           JENNISON GROWTH PORTFOLIO

                                                             CLASS A                      CLASS B
                                                   ------------------------     -----------------------
                                                                MAY 1, 2002(A)               MAY 1, 2002(A)
                                                    YEAR ENDED     THROUGH       YEAR ENDED     THROUGH
                                                   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                                       2003          2002           2003          2002
                                                   ------------ --------------  ------------ --------------
Net Asset Value, Beginning of Period..............   $   7.71      $  10.00       $   7.70      $ 10.00
                                                     --------      --------       --------      -------
Income From Investment Operations
Net investment income.............................       0.02          0.02           0.00         0.00
Net realized and unrealized gain (loss) on
 investments......................................       2.30         (2.31)          2.28        (2.30)
                                                     --------      --------       --------      -------
    Total from investment operations..............       2.32         (2.29)          2.28        (2.30)
                                                     --------      --------       --------      -------
Less Distributions
Distributions from net investment income..........      (0.02)         0.00          (0.01)        0.00
                                                     --------      --------       --------      -------
Total Distributions...............................      (0.02)         0.00          (0.01)        0.00
                                                     --------      --------       --------      -------
Net Asset Value, End of Period....................   $  10.01      $   7.71       $   9.97      $  7.70
                                                     ========      ========       ========      =======
Total Return (%)..................................       30.1         (22.9)(b)       29.7        (23.0)(b)
Ratio of operating expenses to average net assets
 before expense reductions (%)....................       0.73          0.74 (c)       0.98         0.99 (c)
Ratio of operating expenses to average net assets
 after expense reductions (%) (d).................       0.70          0.68 (c)       0.95         0.93 (c)
Ratio of net investment income to average net
 assets (%).......................................       0.17          0.31 (c)      (0.11)        0.06 (c)
Portfolio turnover rate (%).......................         68            82 (c)         68           82 (c)
Net assets, end of period (000)...................   $343,253      $283,320       $256,079      $57,259

--------
(a) Commencement of operations.
(b) Periods less than one year are not computed on an annualized basis.
(c) Computed on an annualized basis.
(d) The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                         METLIFE STOCK INDEX PORTFOLIO

                                                                        CLASS A
                                              ----------------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
                                              ----------------------------------------------------------
                                                 2003        2002        2001        2000        1999
                                              ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Period......... $    23.41  $    30.60  $    35.26  $    40.59  $    35.38
                                              ----------  ----------  ----------  ----------  ----------
Income From Investment Operations
Net investment income........................       0.38        0.35        0.33        0.34        0.37
Net realized and unrealized gain (loss) on
 investments.................................       6.11       (7.09)      (4.59)      (4.07)       6.89
                                              ----------  ----------  ----------  ----------  ----------
    Total from investment operations.........       6.49       (6.74)      (4.26)      (3.73)       7.26
                                              ----------  ----------  ----------  ----------  ----------
Less Distributions
Distributions from net investment income.....      (0.45)      (0.23)      (0.09)      (0.35)      (0.36)
Distributions from net realized capital gains       0.00       (0.22)      (0.31)      (1.25)      (1.69)
                                              ----------  ----------  ----------  ----------  ----------
    Total distributions......................      (0.45)      (0.45)      (0.40)      (1.60)      (2.05)
                                              ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period............... $    29.45  $    23.41  $    30.60  $    35.26  $    40.59
                                              ==========  ==========  ==========  ==========  ==========
Total Return (%).............................       28.2       (22.3)      (12.2)       (9.3)       20.8
Ratio of operating expenses to average net
 assets (%)..................................       0.31        0.31        0.31        0.28        0.29
Ratio of net investment income to average net
 assets (%)..................................       1.48        1.30        1.02        0.88        1.01
Portfolio turnover rate (%)..................          1           7           5           7           9
Net assets, end of period (000).............. $3,931,839  $2,725,874  $3,665,168  $3,999,903  $4,205,202

                                                 CLASS B                             CLASS E
                                  ---------------------------------     -----------------------------
                                      YEAR ENDED     JANUARY 2, 2001(A)     YEAR ENDED     MAY 1, 2001(A)
                                     DECEMBER 31,         THROUGH          DECEMBER 31,       THROUGH
                                  -----------------     DECEMBER 31,    -----------------   DECEMBER 31,
                                    2003      2002          2001          2003      2002        2001
                                  --------  -------  ------------------ --------  -------  --------------
Net Asset Value, Beginning of
 Period.......................... $  22.92  $ 30.03       $ 33.71       $  23.34  $ 30.54      $33.45
                                  --------  -------       -------       --------  -------      ------
Income From Investment Operations
Net investment income............     0.34     0.23          0.17           0.40     0.31        0.00
Net realized and unrealized gain
 (loss) on investments...........     5.95    (6.90)        (3.45)          6.02    (7.06)      (2.91)
                                  --------  -------       -------       --------  -------      ------
    Total from investment
     operations..................     6.29    (6.67)        (3.28)          6.42    (6.75)      (2.91)
                                  --------  -------       -------       --------  -------      ------
Less Distributions
Distributions from net investment
 income..........................    (0.41)   (0.22)        (0.09)         (0.43)   (0.23)       0.00
Distributions from net realized
 capital gains...................     0.00    (0.22)        (0.31)          0.00    (0.22)       0.00
                                  --------  -------       -------       --------  -------      ------
    Total distributions..........    (0.41)   (0.44)        (0.40)         (0.43)   (0.45)       0.00
                                  --------  -------       -------       --------  -------      ------
Net Asset Value, End of Period... $  28.80  $ 22.92       $ 30.03       $  29.33  $ 23.34      $30.54
                                  ========  =======       =======       ========  =======      ======
Total Return (%).................     27.9    (22.5)         (9.8)(b)       28.0    (22.4)       (8.7)(b)
Ratio of operating expenses to
 average net assets (%)..........     0.56     0.56          0.56 (c)       0.46     0.46        0.46 (c)
Ratio of net investment income to
 average net assets (%)..........     1.24     1.17          0.83 (c)       1.34     1.36        0.93 (c)
Portfolio turnover rate (%)......        1        7             5              1        7           5
Net assets, end of period (000).. $251,793  $88,517       $17,421       $142,284  $25,624      $   33

--------
(a) Commencement of operations.
(b) Periods less than one year are not computed on an annualized basis.
(c) Computed on an annualized basis.

                    HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

                                                                                           CLASS A
                                                                       -----------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                                       -----------------------------------------------
                                                                         2003      2002      2001      2000     1999
                                                                       --------  --------  --------  -------- --------
Net Asset Value, Beginning of Period.................................. $ 169.33  $ 186.12  $ 146.67  $ 121.71 $ 122.85
                                                                       --------  --------  --------  -------- --------
Income From Investment Operations
Net investment income.................................................     0.24      0.27      0.42      1.15     1.36
Net realized and unrealized gain (loss) on investments................    54.97    (16.70)    40.09     23.81    (0.97)
                                                                       --------  --------  --------  -------- --------
    Total from investment operations..................................    55.21    (16.43)    40.51     24.96     0.39
                                                                       --------  --------  --------  -------- --------
Less Distributions
Distributions from net investment income..............................    (0.28)    (0.36)    (1.06)     0.00    (1.36)
Distributions in excess of net investment income......................     0.00      0.00      0.00      0.00    (0.17)
Distributions from net realized capital gains.........................     0.00      0.00      0.00      0.00     0.00
    Total distributions...............................................    (0.28)    (0.36)    (1.06)     0.00    (1.53)
                                                                       --------  --------  --------  -------- --------
Net Asset Value, End of Period........................................ $ 224.26  $ 169.33  $ 186.12  $ 146.67 $ 121.71
                                                                       ========  ========  ========  ======== ========
Total Return (%)......................................................     32.7      (8.8)     27.8      20.5      0.3
Ratio of operating expenses to average net assets before expense
 reductions (%).......................................................     0.80      0.82      0.87      0.90     0.88
Ratio of operating expenses to average net assets after expense
 reductions (%) (d)...................................................     0.78      0.82      0.84        --       --
Ratio of net investment income to average net assets (%)..............     0.14      0.22      0.43      0.98     1.08
Portfolio turnover rate (%)...........................................       16        11        28       143      119
Net assets, end of period (000)....................................... $614,742  $438,359  $370,959  $139,518 $109,280
The ratios of operating expenses to average net assets without giving
 effect to the contractual expense agreement would have been (%)......       --        --        --      0.96       --

                                                 CLASS B                               CLASS E
                                 ------------------------------------     -----------------------------
                                     YEAR ENDED      FEBRUARY 20, 2001(A)     YEAR ENDED     MAY 1, 2001(A)
                                    DECEMBER 31,           THROUGH           DECEMBER 31,       THROUGH
                                 ------------------      DECEMBER 31,     -----------------   DECEMBER 31,
                                   2003      2002            2001           2003      2002        2001
                                 --------  --------  -------------------- --------  -------  --------------
Net Asset Value, Beginning of
 Period......................... $ 167.26  $ 184.25        $159.20        $ 168.22  $185.17     $164.26
                                 --------  --------        -------        --------  -------     -------
Income From Investment
 Operations
Net investment income...........     0.01      0.16           0.01            0.07     0.25        0.02
Net realized and unrealized gain
 (loss) on investments..........    54.02    (16.83)         25.04           54.47   (16.85)      20.89
                                 --------  --------        -------        --------  -------     -------
    Total from investment
     operations.................    54.03    (16.67)         25.05           54.54   (16.60)      20.91
                                 --------  --------        -------        --------  -------     -------
Less Distributions
Distributions from net
 investment income..............    (0.12)    (0.32)          0.00           (0.16)   (0.35)       0.00
Distributions in excess of net
 investment income..............     0.00      0.00           0.00            0.00     0.00        0.00
Distributions from net realized
 capital gains..................     0.00      0.00           0.00            0.00     0.00        0.00
                                 --------  --------        -------        --------  -------     -------
    Total distributions.........    (0.12)    (0.32)          0.00           (0.16)   (0.35)       0.00
                                 --------  --------        -------        --------  -------     -------
Net Asset Value, End of
 Period......................... $ 221.17  $ 167.26        $184.25        $ 222.60  $168.22     $185.17
                                 ========  ========        =======        ========  =======     =======
Total Return (%)................     32.3      (9.1)          15.7 (b)        32.5     (9.0)       12.7 (b)
Ratio of operating expenses to
 average net assets before
 expense reductions (%).........     1.05      1.07           1.12 (c)        0.95     0.97        1.02 (c)
Ratio of operating expenses to
 average net assets after
 expense reductions (%) (d).....     1.03      1.07           1.09 (c)        0.93     0.97        0.99 (c)
Ratio of net investment income
 to average net assets (%)......    (0.13)    (0.06)          0.02 (c)       (0.03)    0.05        0.09 (c)
Portfolio turnover rate (%).....       16        11             28              16       11          28
Net assets, end of period (000). $540,656  $140,273        $24,082        $204,755  $74,818     $10,416

--------
(a) Commencement of operations.
(b) Periods less than one year are not computed on an annualized basis.
(c) Computed on an annualized basis.
(d) The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                     METLIFE MID CAP STOCK INDEX PORTFOLIO

                                                                               CLASS A
                                                             ----------------------------------------
                                                                                          JULY 5, 2000(A)
                                                               YEAR ENDED DECEMBER 31,        THROUGH
                                                             ---------------------------   DECEMBER 31,
                                                               2003      2002      2001        2000
                                                             --------  --------  -------  ---------------
Net Asset Value, Beginning of Period........................ $   8.87  $  10.46  $ 10.64      $ 10.00
                                                             --------  --------  -------      -------
Income From Investment Operations
Net investment income.......................................     0.08      0.05     0.06         0.03
Net realized and unrealized gain (loss) on investments......     3.00     (1.60)   (0.19)        0.66
                                                             --------  --------  -------      -------
     Total from investment operations.......................     3.08     (1.55)   (0.13)        0.69
                                                             --------  --------  -------      -------
Less Distributions
Distributions from net investment income....................    (0.05)    (0.04)   (0.02)       (0.03)
Distributions from net realized capital gains...............     0.00      0.00    (0.03)       (0.02)
                                                             --------  --------  -------      -------
     Total distributions....................................    (0.05)    (0.04)   (0.05)       (0.05)
                                                             --------  --------  -------      -------
Net Asset Value, End of Period.............................. $  11.90  $   8.87  $ 10.46      $ 10.64
                                                             ========  ========  =======      =======
Total Return (%)............................................     35.0     (14.9)    (1.2)         6.8 (b)
Ratio of operating expenses to average net assets (%).......     0.40      0.43     0.45         0.45 (c)
Ratio of net investment income to average net assets (%)....     0.85      0.70     0.71         0.92 (c)
Portfolio turnover rate (%).................................       22        46       45          124 (c)
Net assets, end of period (000)............................. $180,211  $117,340  $97,505      $61,934
The ratios of operating expenses to average net assets
 without giving effect to the contractual expense agreement
 would have been (%)........................................       --        --     0.52         0.83 (c)

                                                                                     CLASS B
                                                                       --------------------------------
                                                                          YEAR ENDED     JANUARY 2, 2001(A)
                                                                         DECEMBER 31,         THROUGH
                                                                       ----------------     DECEMBER 31,
                                                                         2003     2002          2001
                                                                       -------  -------  ------------------
Net Asset Value, Beginning of Period.................................. $  8.83  $ 10.43        $10.54
                                                                       -------  -------        ------
Income From Investment Operations
Net investment income.................................................    0.05     0.03          0.04
Net realized and unrealized gain (loss) on investments................    2.99    (1.60)        (0.10)
                                                                       -------  -------        ------
     Total from investment operations.................................    3.04    (1.57)        (0.06)
                                                                       -------  -------        ------
Less Distributions
Distributions from net investment income..............................   (0.04)   (0.03)        (0.02)
Distributions from net realized capital gains.........................    0.00     0.00         (0.03)
                                                                       -------  -------        ------
     Total distributions..............................................   (0.04)   (0.03)        (0.05)
                                                                       -------  -------        ------
Net Asset Value, End of Period........................................ $ 11.83  $  8.83        $10.43
                                                                       =======  =======        ======
Total Return (%)......................................................    34.5    (15.1)          3.1 (b)
Ratio of operating expenses to average net assets (%).................    0.65     0.68          0.70 (c)
Ratio of net investment income to average net assets (%)..............    0.61     0.46          0.48 (c)
Portfolio turnover rate (%)...........................................      22       46            45
Net assets, end of period (000)....................................... $31,858  $12,790        $5,895
The ratios of operating expenses to average net assets without giving
 effect to the contractual expense agreement would have been (%)......      --       --          0.77 (c)

                                                                                   CLASS E
                                                                       ---------------------------
                                                                          YEAR ENDED    MAY 1, 2001(A)
                                                                         DECEMBER 31,      THROUGH
                                                                       ---------------   DECEMBER 31,
                                                                         2003    2002        2001
                                                                       -------  ------  --------------
Net Asset Value, Beginning of Period.................................. $  8.85  $10.45      $10.54
                                                                       -------  ------      ------
Income From Investment Operations
Net investment income.................................................    0.06    0.05        0.00
Net realized and unrealized gain (loss) on investments................    3.00   (1.61)      (0.09)
                                                                       -------  ------      ------
     Total from investment operations.................................    3.06   (1.56)      (0.09)
                                                                       -------  ------      ------
Less Distributions
Distributions from net investment income..............................   (0.05)  (0.04)       0.00
Distributions from net realized capital gains.........................    0.00    0.00        0.00
                                                                       -------  ------      ------
     Total distributions..............................................   (0.05)  (0.04)       0.00
                                                                       -------  ------      ------
Net Asset Value, End of Period........................................ $ 11.86  $ 8.85      $10.45
                                                                       =======  ======      ======
Total Return (%)......................................................    34.8   (15.0)       (0.9)(b)
Ratio of operating expenses to average net assets (%).................    0.55    0.58        0.60 (c)
Ratio of net investment income to average net assets (%)..............    0.71    0.62        0.00 (c)
Portfolio turnover rate (%)...........................................      22      46          45
Net assets, end of period (000)....................................... $49,881  $9,804      $  0.1
The ratios of operating expenses to average net assets without giving
 effect to the contractual expense agreement would have been (%)......      --      --        0.67 (c)

--------
(a) Commencement of operations.
(b) Periods less than one year are not computed on an annualized basis.
(c) Computed on an annualized basis.

                         RUSSELL 2000 INDEX PORTFOLIO

                                                                                            CLASS A
                                                                       ------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                                       ------------------------------------------------
                                                                         2003      2002      2001      2000      1999
                                                                       --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period.................................. $   8.25  $  10.43  $  10.37  $  12.52  $  10.53
                                                                       --------  --------  --------  --------  --------
Income From Investment Operations
Net investment income.................................................     0.08      0.08      0.10      0.11      0.08
Net realized and unrealized gain (loss) on investments................     3.69     (2.20)    (0.01)    (0.55)     2.29
                                                                       --------  --------  --------  --------  --------
    Total from investment operations..................................     3.77     (2.12)     0.09     (0.44)     2.37
                                                                       --------  --------  --------  --------  --------
Less Distributions
Distributions from net investment income..............................    (0.07)    (0.05)    (0.03)    (0.11)    (0.08)
Distributions from net realized capital gains.........................     0.00     (0.01)     0.00     (1.60)    (0.30)
                                                                       --------  --------  --------  --------  --------
    Total distributions...............................................    (0.07)    (0.06)    (0.03)    (1.71)    (0.38)
                                                                       --------  --------  --------  --------  --------
Net Asset Value, End of Period........................................ $  11.95  $   8.25  $  10.43  $  10.37  $  12.52
                                                                       ========  ========  ========  ========  ========
Total Return (%)......................................................     46.1     (20.5)      0.9      (3.8)     22.7
Ratio of operating expenses to average net assets (%).................     0.47      0.49      0.55      0.55      0.45
Ratio of net investment income to average net assets (%)..............     0.89      0.99      1.03      0.89      1.04
Portfolio turnover rate (%)...........................................       42        53        47        78        67
Net assets, end of period (000)....................................... $216,744  $131,184  $141,958  $125,738  $111,729
The ratios of operating expenses to average net assets without giving
 effect to the contractual expense agreement would have been (%)......       --        --      0.56      0.55      0.89

                                                                 CLASS B                            CLASS E
                                                   --------------------------------     ---------------------------
                                                      YEAR ENDED     JANUARY 2, 2001(A)    YEAR ENDED    MAY 1, 2001(A)
                                                     DECEMBER 31,         THROUGH         DECEMBER 31,      THROUGH
                                                   ----------------     DECEMBER 31,    ---------------   DECEMBER 31,
                                                     2003     2002          2001          2003    2002        2001
                                                   -------  -------  ------------------ -------  ------  --------------
Net Asset Value, Beginning of Period.............. $  8.16  $ 10.33        $ 9.84       $  8.23  $10.42      $10.46
                                                   -------  -------        ------       -------  ------      ------
Income From Investment Operations
Net investment income.............................    0.05     0.05          0.06          0.07    0.07        0.01
Net realized and unrealized gain (loss) on
 investments......................................    3.65    (2.17)         0.46          3.69   (2.20)      (0.05)
                                                   -------  -------        ------       -------  ------      ------
    Total from investment operations..............    3.70    (2.12)         0.52          3.76   (2.13)      (0.04)
                                                   -------  -------        ------       -------  ------      ------
Less Distributions
Distributions from net investment income..........   (0.06)   (0.04)        (0.03)        (0.07)  (0.05)       0.00
Distributions from net realized capital gains.....    0.00    (0.01)         0.00          0.00   (0.01)       0.00
                                                   -------  -------        ------       -------  ------      ------
 Total distributions..............................   (0.06)   (0.05)        (0.03)        (0.07)  (0.06)       0.00
                                                   -------  -------        ------       -------  ------      ------
Net Asset Value, End of Period.................... $ 11.80  $  8.16        $10.33       $ 11.92  $ 8.23      $10.42
                                                   =======  =======        ======       =======  ======      ======
Total Return (%)..................................    45.7    (20.6)          5.3 (b)      46.0   (20.6)       (0.4)(b)
Ratio of operating expenses to average net assets
 (%)..............................................    0.72     0.74          0.80 (c)      0.62    0.64        0.70 (c)
Ratio of net investment income to average net
 assets (%).......................................    0.64     0.79          0.83 (c)      0.74    1.08        1.58 (c)
Portfolio turnover rate (%).......................      42       53            47            42      53          47
Net assets, end of period (000)................... $39,911  $13,267        $7,292       $38,059  $6,259      $    8
The ratios of operating expenses to average net
 assets without giving effect to the contractual
 expense agreement would have been (%)............      --       --          0.81 (c)        --      --        0.71 (c)

--------
(a) Commencement of operations.
(b) Periods less than one year are not computed on an annualized basis.
(c) Computed on an annualized basis.

                      MORGAN STANLEY EAFE INDEX PORTFOLIO

                                                                                 CLASS A
                                                             -----------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                             -----------------------------------------------
                                                               2003      2002      2001      2000      1999
                                                             --------  --------  --------  --------  -------
Net Asset Value, Beginning of Period........................ $   7.26  $   8.75  $  11.22  $  13.34  $ 10.80
                                                             --------  --------  --------  --------  -------
Income From Investment Operations
Net investment income.......................................     0.14      0.10      0.09      0.07     0.10
Net realized and unrealized gain (loss) on investments......     2.54     (1.55)    (2.52)    (2.00)    2.58
                                                             --------  --------  --------  --------  -------
    Total from investment operations........................     2.68     (1.45)    (2.43)    (1.93)    2.68
                                                             --------  --------  --------  --------  -------
Less Distributions
Distributions from net investment income....................    (0.14)    (0.04)    (0.03)    (0.11)   (0.06)
Distributions from net realized capital gains...............     0.00      0.00     (0.01)    (0.08)   (0.08)
                                                             --------  --------  --------  --------  -------
    Total distributions.....................................    (0.14)    (0.04)    (0.04)    (0.19)   (0.14)
                                                             --------  --------  --------  --------  -------
Net Asset Value, End of Period.............................. $   9.80  $   7.26  $   8.75  $  11.22  $ 13.34
                                                             ========  ========  ========  ========  =======
Total Return (%)............................................     37.6     (16.6)    (21.7)    (14.5)    24.9
Ratio of operating expenses to average net assets (%).......     0.71      0.73      0.70      0.58     0.50
Ratio of net investment income to average net assets (%)....     1.85      1.43      1.00      0.76     1.25
Portfolio turnover rate (%).................................       43        23         9        10       44
Net assets, end of period (000)............................. $176,835  $112,325  $112,775  $100,950  $82,355
The ratios of operating expenses to average net assets
 without giving effect to the contractual expense agreement
 would have been (%)........................................       --      0.79      0.82      0.78     1.77

                                                       CLASS B                           CLASS E
                                         -------------------------------     ---------------------------
                                            YEAR ENDED    JANUARY 2, 2001(A)    YEAR ENDED    MAY 1, 2001(A)
                                           DECEMBER 31,        THROUGH         DECEMBER 31,      THROUGH
                                         ---------------     DECEMBER 31,    ---------------   DECEMBER 31,
                                           2003    2002          2001          2003    2002        2001
                                         -------  ------  ------------------ -------  ------  --------------
Net Asset Value, Beginning of Period.... $  7.18  $ 8.66        $11.12       $  7.25  $ 8.74      $10.43
                                         -------  ------        ------       -------  ------      ------
Income From Investment Operations
Net investment income...................    0.11    0.06          0.04          0.13    0.06        0.00
Net realized and unrealized gain (loss)
 on investments.........................    2.51   (1.50)        (2.46)         2.52   (1.51)      (1.69)
                                         -------  ------        ------       -------  ------      ------
    Total from investment operations....    2.62   (1.44)        (2.42)         2.65   (1.45)      (1.69)
                                         -------  ------        ------       -------  ------      ------
Less Distributions
Distributions from net investment income   (0.12)  (0.04)        (0.03)        (0.13)  (0.04)       0.00
Distributions from net realized capital
 gains..................................    0.00    0.00         (0.01)         0.00    0.00        0.00
                                         -------  ------        ------       -------  ------      ------
    Total distributions.................   (0.12)  (0.04)        (0.04)        (0.13)  (0.04)       0.00
                                         -------  ------        ------       -------  ------      ------
Net Asset Value, End of Period.......... $  9.68  $ 7.18        $ 8.66       $  9.77  $ 7.25      $ 8.74
                                         =======  ======        ======       =======  ======      ======
Total Return (%)........................    37.2   (16.8)        (21.8)(b)      37.3   (16.7)      (16.2)(b)
Ratio of operating expenses to average
 net assets (%).........................    0.96    0.98          0.95 (c)      0.86    0.88        0.85 (c)
Ratio of net investment income to
 average net assets (%).................    1.45    1.11          0.46 (c)      1.42    1.02        0.00 (c)
Portfolio turnover rate (%).............      43      23             9            43      23           9
Net assets, end of period (000)......... $27,933  $9,654        $4,099       $54,269  $9,838      $   61
The ratios of operating expenses to
 average net assets without giving
 effect to the contractual expense
 agreement would have been (%)..........      --    1.04          1.07 (c)        --    0.94        0.97 (c)

--------
(a) Commencement of operations.
(b) Periods less than one year are not computed on an annualized basis.
(c) Computed on an annualized basis.

                LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

                                                                              CLASS A
                                                         ------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                         ------------------------------------------------
                                                           2003      2002      2001      2000      1999
                                                         --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period.................... $  11.17  $  10.46  $   9.90  $   9.45  $  10.06
                                                         --------  --------  --------  --------  --------
Income From Investment Operations
Net investment income...................................     0.45      0.47      0.54      0.63      0.48
Net realized and unrealized gain (loss) on investments..    (0.06)     0.57      0.19      0.45     (0.62)
                                                         --------  --------  --------  --------  --------
    Total from investment operations....................     0.39      1.04      0.73      1.08     (0.14)
                                                         --------  --------  --------  --------  --------
Less Distributions
Distributions from net investment income................    (0.63)    (0.33)    (0.17)    (0.63)    (0.47)
                                                         --------  --------  --------  --------  --------
    Total distributions.................................    (0.63)    (0.33)    (0.17)    (0.63)    (0.47)
                                                         --------  --------  --------  --------  --------
Net Asset Value, End of Period.......................... $  10.93  $  11.17  $  10.46  $   9.90  $   9.45
                                                         ========  ========  ========  ========  ========
Total Return (%)........................................      3.6      10.2       7.4      11.4      (1.4)
Ratio of operating expenses to average net assets (%)...     0.34      0.34      0.38      0.37      0.40
Ratio of net investment income to average net assets (%)     4.44      5.14      5.66      6.54      6.06
Portfolio turnover rate (%).............................       46        48        18        15        96
Net assets, end of period (000)......................... $500,629  $346,774  $254,357  $145,837  $129,339

                                                          CLASS B                         CLASS E
                                              ---------------------------     ----------------------------
                                                    YEAR         JANUARY 2,          YEAR           MAY 1,
                                                    ENDED         2001(A)           ENDED          2001(A)
                                                DECEMBER 31,      THROUGH        DECEMBER 31,      THROUGH
                                              ----------------  DECEMBER 31,  -----------------  DECEMBER 31,
                                                2003     2002       2001        2003      2002       2001
                                              -------  -------  ------------  --------  -------  ------------
Net Asset Value, Beginning of Period......... $ 11.04  $ 10.37    $  9.93     $  11.14  $ 10.45     $ 9.97
                                              -------  -------    -------     --------  -------     ------
Income From Investment Operations
Net investment income........................    0.40     0.38       0.38         0.52     0.45       0.02
Net realized and unrealized gain (loss) on
 investments.................................   (0.04)    0.61       0.23        (0.15)    0.57       0.46
                                              -------  -------    -------     --------  -------     ------
    Total from investment operations.........    0.36     0.99       0.61         0.37     1.02       0.48
                                              -------  -------    -------     --------  -------     ------
Less Distributions
Distributions from net investment income.....   (0.61)   (0.32)     (0.17)       (0.62)   (0.33)      0.00
                                              -------  -------    -------     --------  -------     ------
    Total distributions......................   (0.61)   (0.32)     (0.17)       (0.62)   (0.33)      0.00
                                              -------  -------    -------     --------  -------     ------
Net Asset Value, End of Period............... $ 10.79  $ 11.04    $ 10.37     $  10.89  $ 11.14     $10.45
                                              =======  =======    =======     ========  =======     ======
Total Return (%).............................     3.4      9.9        6.1 (b)      3.5     10.1        4.8 (b)
Ratio of operating expenses to average net
 assets (%)..................................    0.59     0.59       0.63 (c)     0.49     0.49       0.53 (c)
Ratio of net investment income to average net
 assets (%)..................................    4.20     4.89       5.33 (c)     4.29     4.90       5.74 (c)
Portfolio turnover rate (%)..................      46       48         18           46       48         18
Net assets, end of period (000).............. $73,938  $45,788    $16,276     $115,749  $32,511     $   87

--------
(a) Commencement of operations.
(b) Periods less than one year are not computed on an annualized basis.
(c) Computed on an annualized basis.

                        METROPOLITAN SERIES FUND, INC.
                           C/O METLIFE ADVISERS, LLC
                              501 BOYLSTON STREET
                          BOSTON, MASSACHUSETTS 02116
                                (800) 638-7732

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The Fund's SAI contains more detailed information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is a part of this prospectus for legal purposes.

SHAREHOLDER REPORTS

The Fund's annual and semi-annual reports to shareholders contain additional information about each Portfolio. The Fund's annual report discusses the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year.

TO OBTAIN COPIES OF THESE MATERIALS:

You may obtain free copies of the SAI or shareholder reports, request other information about a Portfolio, or make shareholder inquiries by calling toll free (800) 638-7732.

You may review and copy information about the Fund, including the SAI and shareholder reports, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the Internet at http://www.sec.gov. You may get copies of this information, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Station of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

Metropolitan Series Fund, Inc.'s Investment Company Act file number is 811-3618.